UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: January 31

Date of reporting period: January 31, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

January 31, 2010

Annual Report

Legg Mason

Target

Retirement

Series

Legg Mason Target Retirement 2015

Legg Mason Target Retirement 2020

Legg Mason Target Retirement 2025

Legg Mason Target Retirement 2030

Legg Mason Target Retirement 2035

Legg Mason Target Retirement 2040

Legg Mason Target Retirement 2045

Legg Mason Target Retirement 2050

Legg Mason Target Retirement Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The investment objective of each Fund in the Legg Mason Target Retirement Series is to seek the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.

Fund name changes

Prior to October 5, 2009, the Funds were known as Legg Mason Partners Target Retirement 2015, Legg Mason Partners Target Retirement 2020, Legg Mason Partners Target Retirement 2025, Legg Mason Partners Target Retirement 2030, Legg Mason Partners Target Retirement 2035, Legg Mason Partners Target Retirement 2040, Legg Mason Partners Target Retirement 2045, Legg Mason Partners Target Retirement 2050 and Legg Mason Partners Target Retirement Fund. There were no changes in the Funds’ investment objectives or investment policies as a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the annual report of Legg Mason Target Retirement Series for the twelve-month period ended January 31, 2010.

Please read on for a detailed look at prevailing economic and market conditions during the Funds’ reporting period and to learn how those conditions have affected each Fund’s performance. Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

February 26, 2010

II	Legg Mason Target Retirement Series

Investment commentary

Economic review

While the U.S. economy was weak during the first half of the twelve-month reporting period ended January 31, 2010, the lengthiest recession since the Great Depression finally appeared to have ended during the second half of the period.

Looking back, the U.S. Department of Commerce reported that first quarter 2009 U.S. gross domestic product (“GDP”)i contracted 6.4%. The economic environment then started to get relatively better during the second quarter, as GDP fell 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending. After contracting four consecutive quarters, the Commerce Department reported that third quarter 2009 GDP growth was 2.2%. A variety of factors helped the economy to expand, including the government’s $787 billion stimulus program, its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales, and tax credits for first-time home buyers. Economic growth then accelerated during the fourth quarter of 2009, as the preliminary estimate for GDP growth was 5.9%. The Commerce Department cited a slower drawdown in business inventories and consumer spending as contributing factors spurring the economy’s higher growth rate.

Even before GDP data started to meaningfully improve, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.9 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). PMI data subsequently showed that manufacturing expanded from September through January 2010 as well. January’s PMI reading of 58.4 was its highest level since August 2004.

While the housing market has shown signs of life, a continued large inventory of unsold homes could lead to a choppy recovery. At the end of January 2010, there was a 7.8 month supply of unsold homes, up from a 7.2 month supply in December 2009. According to its most recent data, the S&P/Case-Shiller Home Price Indexiii indicated that month-over-month home prices rose for the seventh straight month in December (on a seasonally-adjusted basis). However, according to the National Association of Realtors, existing home sales fell by 16.2% in December 2009 and 7.2% in January 2010. December’s decline was not surprising, as sales had moved higher in November as first-time home buyers rushed to complete sales before the original November deadline for the government’s $8,000 tax credit. However, with the government extending this tax credit until the end of April 2010, January’s sales decline was unexpected.

One area that remained weak — and could potentially jeopardize the economic recovery — was the labor market. While monthly job losses have moderated compared to the first quarter of 2009, the unemployment rate remained elevated during the reporting period. After reaching a twenty-six-year high of 10.1% in October 2009, the unemployment rate fell to 10.0% for November and December and subsequently declined to 9.7% in January. However, according to revised U.S. Department of Labor figures, roughly 600,000 more jobs were lost in 2009 than previously reported. In addition, 8.4 million jobs have been lost since the recession officially began in December 2007.

Financial market overview

In sharp contrast to 2008, which was characterized by upheaval in the financial markets, periods of extreme volatility, illiquidity and heightened risk aversion, the twelve-month period ended January 31, 2010 was largely a return to more normal conditions and increased investor risk appetite.

In the U.S. equity market, stock prices, as measured by the S&P 500 Indexiv, rose during nine of the twelve months of the reporting period. In the fixed-income market, riskier sectors, such as high-yield bonds and emerging market debt, significantly outperformed U.S. Treasuries. There were a number of factors contributing to the turnaround in the financial markets, including improving economic conditions, renewed investor confidence and the accommodative monetary policy by the Federal Reserve Board (“Fed”)v.

While economic news often surprised on the upside during the reporting period, incoming economic data did not suggest a dramatic rebound in growth in 2010. Given this, the Fed kept the federal funds ratevi in a range of 0 to 1/4 percent during each of its eight meetings during the period. At its meeting in January 2010, the Fed said it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Legg Mason Target Retirement Series	III

Investment commentary (cont’d)

However, after the reporting period ended, the Fed did take a first step in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 0.50% to 0.75%. The Fed also expects to end its $1.25 trillion mortgage securities purchase program by the end of the first quarter of 2010.

Equity market review

After falling nearly 30% from September through November 2008 (before the reporting period began), the U.S. stock market, rallied and, overall, generated strong results during the twelve-month reporting period. The S&P 500 Index fell 10.65% in February 2009, due to the rapidly weakening global economy, continued strains in the credit market and plunging corporate profits. Stock prices continued to decline in early March, reaching a twelve-year low on March 9th. Stocks then moved sharply and posted positive returns during the next seven months. The market’s ascent was the result of optimism that the economy was gaining traction and that corporate profits would continue to improve.

The market then moved in fits and starts during the last four months of the reporting period, and the S&P 500 Index declined 3.60% in January 2010. The market’s step backward at the start of 2010 was attributed to investor concerns regarding the sustainability of the economic recovery, whether Fed Chairman Bernanke would be confirmed for a second term and potential new regulations and taxes levied at the banking industry. Despite January’s decline, the S&P 500 Index returned 33.14% over the twelve-month reporting period ended January 31, 2010.

Looking at the U.S. stock market more closely, mid- and small-cap stocks generated the best returns, with the Russell Midcapvii and Russell 2000viii Indices returning 46.63% and 37.82%, respectively. In contrast, the large-cap Russell 1000 Indexix rose 34.81%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthx and Russell 3000 Valuexi Indices, returned 37.94% and 31.84%, respectively.

The international equity markets often moved in lockstep with their U.S. counterparts during the twelve-month reporting period. The international developed equity markets, as measured by the MSCI EAFE Indexxii, also declined during the first month of the period, and then rose during nine of the next ten months of the fiscal year, before declining in January 2010. As was the case in the U.S., stock prices overseas rallied due to signs of improving economic conditions and better-than-expected corporate profits. During the twelve-month period ended January 31, 2010, the MSCI EAFE Index (Gross) returned 40.39%. Emerging market equities posted even better returns during the period, as the MSCI Emerging Markets Indexxiii, gained 80.19%. Emerging market stocks were supported by better economic growth in developing countries, rising commodity prices and an improved outlook for exports.

Fixed-income market review

Looking back at the tail end of 2008, investors fled fixed-income securities that were seen as being risky and flocked to the relative safety of short-term Treasuries, driving the latter’s prices higher and their yields to historically low levels. In contrast, non-Treasury spreads widened to historically wide levels in some cases, as the market priced in worst-case scenarios. This caused nearly every spread sector (non-Treasury) to lag equal-durationxiv Treasuries in 2008. While this trend continued in early 2009, some encouraging economic data and a thawing of the once frozen credit markets helped bolster investor confidence. In a stunning turnaround, by the end of the first quarter of 2009, risk aversion had been replaced by robust demand for riskier, and higher-yielding, fixed-income securities. Despite some temporary setbacks, riskier assets continued to perform well during the remainder of the reporting period.

Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, Treasury yields were relatively low, given numerous “flights to quality” that were triggered by the fallout from the financial crisis in 2008. After starting the period at 0.94% and 2.87%, respectively, two- and ten-year Treasury yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 0.82% and 3.63%, respectively. Over the twelve months ended January 31, 2010, longer-term yields moved higher as economic data improved and there were fears of future inflation given the government’s massive stimulus program. With risk aversion being replaced with robust risk appetite, spread sector prices moved higher. For the twelve months ended January 31, 2010, the Barclays Capital U.S. Aggregate Indexxv returned 8.51%.

The high-yield bond market produced very strong results during the twelve months ended January 31, 2010. After falling 2.71% in February 2009, the asset class posted positive returns during the last eleven months of the reporting period. This strong rally was

IV	Legg Mason Target Retirement Series

due to a variety of factors, including the unfreezing of the credit markets, improving economic data and strong investor demand. All told, the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Indexxvi returned 50.80% for the twelve months ended January 31, 2010.

Emerging market debt prices rallied sharply — posting positive returns during every month but February of 2009. The strong performance of the asset class was triggered by rising commodity prices, optimism that the worst of the global recession was over, solid domestic demand and increased investor risk appetite. Over the twelve months ended January 31, 2010, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvii returned 27.56%.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

February 26, 2010

All investments are subject to risk including the possible loss of principal. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

vi

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ix

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

[x]

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xiii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiv

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

xv

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xvi

The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

Legg Mason Target Retirement Series	V

Funds overview

The Legg Mason Target Retirement Series (the “Target Retirement Series”) consists of nine Legg Mason Target Retirement Funds (each a “Target Fund” and collectively the “Target Funds”). Each Target Fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. Each Target Fund is a “fund of funds” that invests in a combination of underlying funds representing a variety of asset classes and investment styles.

Each Target Fund is managed as an asset allocation program. The asset mix in each Target Fund, other than Legg Mason Target Retirement Fund (the “Retirement Fund”), is managed to a specific target date included in its name (intended to coincide, generally, with an investor’s retirement year) and is designed for investors expecting to retire or achieve another life event around the target date. Over time, the underlying asset mix for the Target Funds, other than the Retirement Fund, will become more conservative based on a predetermined “glide path” or asset-allocation model. Once a Target Fund (other than the Retirement Fund) reaches its most conservative planned allocation, approximately fifteen years after its target date, the asset mix will become static. The Retirement Fund is designed for investors close to or in their retirement years. The Retirement Fund generally maintains a static asset allocation model.

The Target Funds generally invest in underlying equity funds, including index-based exchange-traded funds (“ETFs”), that have a range of investment styles and focuses, including large-, mid- and small-cap funds, growth- and value-oriented funds, international and emerging market equity funds and funds that invest in real estate-related securities. The underlying fixed-income funds also have a range of investment focuses and include funds that invest primarily in investment grade or high-yield fixed-income securities. The underlying fixed-income funds generally invest in U.S. and non-U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging market debt securities.

Q. What were the overall market conditions during the Funds’ reporting period?

A. Global equity markets fell in the first month of the reporting period but then rebounded strongly, as investors began to believe that the worst case economic scenario that had been driving prices down was in fact unlikely to materialize. Stocks continued to rise as the period went on thanks to signs that the global economy was beginning to grow again. For the twelve-month period ended January 31, 2010, the overall domestic stock market, as measured by the S&P 500 Indexi, returned 33.14%. Over the same time frame, the Russell 1000 Indexii of large-cap U.S. stocks produced a total return of 34.81%. Small-cap U.S. stocks performed even better, with the Russell 2000 Indexii i returning 37.82% over the same period. International stock markets were also very strong. For the twelve months ended January 31, 2010, the MSCI EAFE Indexiv (Gross) produced a total return of 40.39%, and the MSCI Emerging Markets Indexv gained 80.19%.

In the fixed-income markets, as in the equity markets, much of what happened in this reporting period was a complete reversal of what had happened in the previous period. Long-term U.S. Treasury bond yields rose, thanks to renewed investor confidence in an economic recovery, as well as to fears about the impact of expanded government budget deficits, which will require the U.S. government to issue large amounts of bonds. The ten-year U.S. Treasury bond yield rose from 2.87% at the start of the period to 3.63% at the end. Two-year Treasury yields fluctuated during the period. Though they ended the period slightly lower than where they started, going from 0.94% to 0.82%, they were also above 1.10% several times during the course of the period. However, while yields on longer-term government bonds were rising, yields on corporate bonds — whether investment grade or below-investment grade — were falling, as investors took advantage of the very wide yield spreads that were on offer thanks to earlier pessimism about the economy. The yield to maturity for the Barclays Capital U.S. Corporate Investment Grade Indexvi fell from 7.29% at the start of the period to 4.46% at the end. Bond prices move inversely with yields, so long-term government bond prices fell while corporate bond prices rose. Overall, the Barclays Capital U.S. Aggregate Indexvii, which measures investment grade bonds (both government and corporate), returned 8.51% for the period. That overall figure, however, disguises a wide gap between the return on Treasury bonds versus corporate bonds. The Barclays Capital U.S. Treasury Indexviii was up just 0.90% over the period, while the Barclays Capital U.S. Corporate Investment Grade Index returned 20.08%. Investment grade bonds in non-U.S. markets posted fairly similar returns to their U.S. counterparts, with the Barclays Capital Global

Legg Mason Target Retirement Series 2010 Annual Report	1

Funds overview (cont’d)

Aggregate ex-USD Indexix rising 12.59%. Other segments of the bond market that involve more credit risk did even better. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)x gained 27.56%, and the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Indexxi was up 50.80%.

Real estate markets also posted strong returns, with the FTSE NAREIT All REITs Indexxii rising 45.48% for the twelve months ended January 31, 2010.

Q. How did we respond to these changing market conditions?

A. At the beginning of the period, we were below our composite benchmark weights in our exposure to underlying equity funds as a whole, and above our composite benchmark weights in our exposure to underlying fixed-income funds as a whole, because we felt that earnings were likely to fall fairly steeply. As the period progressed, earnings did in fact fall steeply. By July, we felt that the drop in earnings had proceeded far enough that, combined with the signs of economic recovery we were beginning to see, we decided to bring our exposures to underlying equity funds and underlying fixed-income funds back to our benchmark weights. They remained there through the end of the reporting period.

2	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2015

Performance review

For the twelve months ended January 31, 2010, Class A shares of Legg Mason Target Retirement 2015, excluding sales charges, returned 34.70%. The Fund’s primary benchmark, the Dow Jones Target 2015 Indexxiii, and its secondary benchmark, the Target Retirement 2015 Composite Indexxiv, returned 21.40% and 29.74%, respectively, for the same period. The Lipper Mixed-Asset Target 2015 Funds Category Average1 returned 27.64% over the same time frame.

Performance Snapshot as of January 31, 2010
(Excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2015:
Class A	9.71%	34.70%
Class C	9.35%	33.67%
Class FI	9.71%	34.70%
Class R	9.55%	34.36%
Class I	9.92%	35.07%
Dow Jones Target 2015 Index	6.21%	21.40%
Target Retirement 2015 Composite Index	7.79%	29.74%
Lipper Mixed-Asset Target 2015 Funds Category Average[1]	7.97%	27.64%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 11.67%, 12.39%, 11.63%, 11.92% and 11.42%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares until May 31, 2010. These expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 133 funds for the six-month period and among the 131 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2010 Annual Report	3

Funds overview (cont’d)

Legg Mason Target Retirement 2020

Performance review

For the twelve months ended January 31, 2010, Class A shares of Legg Mason Target Retirement 2020, excluding sales charges, returned 34.46%. The Fund’s primary benchmark, the Dow Jones Target 2020 Indexxiii, and its secondary benchmark, the Target Retirement 2020 Composite Indexxv, returned 25.63% and 31.21%, respectively, for the same period. The Lipper Mixed-Asset Target 2020 Funds Category Average1 returned 29.08% over the same time frame.

Performance Snapshot as of January 31, 2010
(Excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2020:
Class A	9.13%	34.46%
Class C	8.77%	33.43%
Class FI	9.13%	34.46%
Class R	8.98%	34.11%
Class I	9.34%	35.01%
Dow Jones Target 2020 Index	7.04%	25.63%
Target Retirement 2020 Composite Index	8.08%	31.21%
Lipper Mixed-Asset Target 2020 Funds Category Average[1]	7.94%	29.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 11.60%, 12.29%, 11.56%, 11.85% and 11.34%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares until May 31, 2010. These expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 185 funds for the six-month period and among the 183 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

4	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2025

Performance review

For the twelve months ended January 31, 2010, Class A shares of Legg Mason Target Retirement 2025, excluding sales charges, returned 35.13%. The Fund’s primary benchmark, the Dow Jones Target 2025 Indexxiii, and its secondary benchmark, the Target Retirement 2025 Composite Indexxvi, returned 30.60% and 32.67%, respectively, for the same period. The Lipper Mixed-Asset Target 2025 Funds Category Average1 returned 33.45% over the same time frame.

Performance Snapshot as of January 31, 2010
(Excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2025:
Class A	9.35%	35.13%
Class C	9.00%	34.09%
Class FI	9.35%	35.13%
Class R	9.21%	34.65%
Class I	9.57%	35.37%
Dow Jones Target 2025 Index	7.98%	30.60%
Target Retirement 2025 Composite Index	8.50%	32.67%
Lipper Mixed-Asset Target 2025 Funds Category Average[1]	8.71%	33.45%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 11.81%, 12.38%, 11.78%, 12.08% and 11.58%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares until May 31, 2010. These expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 111 funds for the six-month period and among the 109 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2010 Annual Report	5

Funds overview (cont’d)

Legg Mason Target Retirement 2030

Performance review

For the twelve months ended January 31, 2010, Class A shares of Legg Mason Target Retirement 2030, excluding sales charges, returned 34.93%. The Fund’s primary benchmark, the Dow Jones Target 2030 Indexxiii, and its secondary benchmark, the Target Retirement 2030 Composite Indexxvii, returned 35.22% and 35.02%, respectively, for the same period. The Lipper Mixed-Asset Target 2030 Funds Category Average1 returned 34.05% over the same time frame.

Performance Snapshot as of January 31, 2010
(Excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2030:
Class A	9.89%	34.93%
Class C	9.32%	33.95%
Class FI	9.89%	34.92%
Class R	9.74%	34.58%
Class I	9.98%	35.34%
Dow Jones Target 2030 Index	8.84%	35.22%
Target Retirement 2030 Composite Index	9.24%	35.02%
Lipper Mixed-Asset Target 2030 Funds Category Average[1]	8.58%	34.05%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 12.00%, 12.68%, 11.81%, 12.25% and 11.75%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares until May 31, 2010. These expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 178 funds for the six-month period and among the 176 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges

†	Includes expenses of the underlying funds in which the Fund invests.

6	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2035

Performance review

For the twelve months ended January 31, 2010, Class A shares of Legg Mason Target Retirement 2035, excluding sales charges, returned 35.49%. The Fund’s primary benchmark, the Dow Jones Target 2035 Indexxiii, and its secondary benchmark, the Target Retirement 2035 Composite Indexxviii, returned 38.81% and 36.81%, respectively, for the same period. The Lipper Mixed-Asset Target 2035 Funds Category Average1 returned 35.79% over the same time frame.

Performance Snapshot as of January 31, 2010
(Excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2035:
Class A	9.59%	35.49%
Class C	9.16%	34.34%
Class FI	9.59%	35.49%
Class R	9.33%	35.01%
Class I	9.80%	35.71%
Dow Jones Target 2035 Index	9.50%	38.81%
Target Retirement 2035 Composite Index	9.70%	36.81%
Lipper Mixed-Asset Target 2035 Funds Category Average[1]	8.85%	35.79%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 12.55%, 13.24%, 12.50%, 12.80% and 12.30%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares until May 31, 2010. These expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 106 funds for the six-month period and among the 104 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2010 Annual Report	7

Funds overview (cont’d)

Legg Mason Target Retirement 2040

Performance review

For the twelve months ended January 31, 2010, Class A shares of Legg Mason Target Retirement 2040, excluding sales charges, returned 36.29%. The Fund’s primary benchmark, the Dow Jones Target 2040 Indexxiii, and its secondary benchmark, the Target Retirement 2040 Composite Indexxix, returned 40.92% and 37.98%, respectively, for the same period. The Lipper Mixed-Asset Target 2040 Funds Category Average1 returned 36.39% over the same time frame.

Performance Snapshot as of January 31, 2010
(Excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2040:
Class A	9.85%	36.29%
Class C	9.40%	35.45%
Class FI	9.85%	36.29%
Class R	9.70%	36.13%
Class I	10.04%	36.85%
Dow Jones Target 2040 Index	9.88%	40.92%
Target Retirement 2040 Composite Index	9.82%	37.98%
Lipper Mixed-Asset Target 2040 Funds Category Average[1]	8.76%	36.39%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 12.43%, 12.57%, 11.79%, 12.09% and 11.59%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares until May 31, 2010. These expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 175 funds for the six-month period and among the 173 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges

†	Includes expenses of the underlying funds in which the Fund invests.

8	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2045

Performance review

For the twelve months ended January 31, 2010, Class A shares of Legg Mason Target Retirement 2045, excluding sales charges, returned 36.46%. The Fund’s primary benchmark, the Dow Jones Target 2045 Indexxiii, and its secondary benchmark, the Target Retirement 2045 Composite Indexxx, returned 41.37% and 37.98%, respectively, for the same period. The Lipper Mixed-Asset Target 2045 Funds Category Average1 returned 36.86% over the same time frame.

Performance Snapshot as of January 31, 2010
(Excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2045:
Class A	9.51%	36.46%
Class C	9.06%	35.64%
Class FI	9.51%	36.46%
Class R	9.25%	35.98%
Class I	9.59%	36.87%
Dow Jones Target 2045 Index	9.97%	41.37%
Target Retirement 2045 Composite Index	9.82%	37.98%
Lipper Mixed-Asset Target 2045 Funds Category Average[1]	8.96%	36.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 12.43%, 13.17%, 12.39%, 12.68% and 12.18%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares until May 31, 2010. These expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 99 funds for the six-month period and among the 97 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2010 Annual Report	9

Funds overview (cont’d)

Legg Mason Target Retirement 2050

Performance review

For the twelve months ended January 31, 2010, Class A shares of Legg Mason Target Retirement 2050, excluding sales charges, returned 36.38%. The Fund’s primary benchmark, the Dow Jones Target 2050 Indexxiii, and its secondary benchmark, the Target Retirement 2050 Composite Indexxxi, returned 41.37% and 37.98%, respectively, for the same period. The Lipper Mixed-Asset Target 2050+ Funds Category Average1 returned 37.80% over the same time frame.

Performance Snapshot as of January 31, 2010
(Excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2050:
Class A	9.48%	36.38%
Class C	9.15%	35.67%
Class FI	9.48%	36.38%
Class R	9.33%	36.03%
Class I	9.80%	36.95%
Dow Jones Target 2050 Index	9.97%	41.37%
Target Retirement 2050 Composite Index	9.82%	37.98%
Lipper Mixed-Asset Target 2050+ Funds Category Average[1]	8.96%	37.80%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 12.12%, 13.10%, 12.33%, 12.63% and 12.13%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares until May 31, 2010. These expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 146 funds for the six-month period and among the 144 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges

†	Includes expenses of the underlying funds in which the Fund invests.

10	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement Fund

Performance review

For the twelve months ended January 31, 2010, Class A shares of Legg Mason Target Retirement Fund, excluding sales charges, returned 34.04%. The Fund’s primary benchmarks, the Russell 3000 Indexxxii, the MSCI EAFE Index (Gross) and the Barclays Capital U.S. Aggregate Index, and its secondary benchmark, the Target Retirement Fund Composite Indexxxiii, returned 35.05%, 40.39%, 8.51% and 24.16%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average1 returned 21.91% over the same time frame.

Performance Snapshot as of January 31, 2010
(Excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement Fund:
Class A	10.89%	34.04%
Class C	10.49%	33.17%
Class FI	10.89%	34.04%
Class R	10.82%	33.69%
Class I	11.01%	34.45%
Russell 3000 Index	10.16%	35.05%
MSCI EAFE Index (Gross)	7.02%	40.39%
Barclays Capital U.S. Aggregate Index	3.87%	8.51%
Target Retirement Fund Composite Index	7.16%	24.16%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[1]	7.07%	21.91%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2009, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 10.95%, 11.68%, 10.90%, 11.20% and 10.70%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares until May 31, 2010. These expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 451 funds for the six-month period and among the 443 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2010 Annual Report	11

Funds overview (cont’d)

Q. What were the leading contributors and detractors to performance?

A. Every single one of the underlying funds generated strong positive performance for the reporting period, so they all contributed positively to absolute performance. Taking into account both the underlying fund returns and their weightings within the portfolios, the leading contributors to absolute performance were Western Asset Core Bond Portfolio, iShares MSCI EAFE Index Fund and iShares Russell 1000 Value Index Fund. The funds that made the smallest positive contribution to absolute performance (again, taking into account underlying fund weightings as well as returns) were Vanguard® Emerging Markets Stock Index Fund (ETF Shares)xxiv, Western Asset High Yield Portfolio and iShares Russell 2000 Index Fund. All three funds had very strong returns, but their weighting in the Funds was small, so they made the least positive impact.

Among the underlying funds, the leaders in terms of outperforming their respective benchmarks were Western Asset Core Bond Portfolio, Legg Mason Global Opportunities Bond Fund and Legg Mason Capital Management Value Trust, Inc. All three of these funds significantly outperformed their respective benchmarks. The underlying funds which most underperformed their respective benchmarks were Legg Mason Batterymarch International Equity Trust, Legg Mason ClearBridge Appreciation Fund and Legg Mason Batterymarch U.S. Large Cap Equity Fund. All three funds were up strongly in absolute terms, but underperformed their respective benchmarks by fairly wide margins.

Thank you for your investment in the Target Retirement Series. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Funds’ investment goals.

Sincerely,

Steven Bleiberg

Portfolio Manager

Legg Mason Global Asset Allocation, LLC

Andrew Purdy

Portfolio Manager

Legg Mason Global Asset Allocation, LLC

February 16, 2010

RISKS: Mutual funds are subject to risk, including possible loss of principal. Because these Funds invest in both stocks and bonds, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Funds’ share prices. International stocks are subject to certain risks, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets; small- and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities.

Each Fund in the Target Retirement Series is a “fund of funds” — meaning it invests in other underlying funds. There are additional risks and other expenses associated with Funds that invest in other mutual funds rather than directly in portfolio securities. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investment in underlying funds that invest in real estate-related securities (included REITs) expose a fund to risk similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Funds’ prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

12	Legg Mason Target Retirement Series 2010 Annual Report

[i]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

ii

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

iii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

iv	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

[v]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

vi

The Barclays Capital U.S. Corporate Investment Grade Index is an unmanaged index consisting of publicly issued U.S. corporate and specified foreign debentures and secured notes that are rated investment grade (Baa3/BBB- or higher) by at least two ratings agencies, have at least one year to final maturity and have at least $250 million par amount outstanding. To qualify, bonds must be SEC-registered.

vii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

viii	The Barclays Capital U.S. Treasury Index is a measure of the public obligations of the U.S. Treasury.

ix	The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds.

[x]

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xi

The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xii	The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List.

xiii

The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes.

xiv

The Target Retirement 2015 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2010. The Composite Index combines returns from the MSCI EAFE Index (24.19%), Russell 1000 Index (22.76%), Barclays Capital U.S. Aggregate Index (22.24%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.54%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (1.27%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xv

The Target Retirement 2020 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (27.66%), MSCI EAFE Index (25.97%), Barclays Capital U.S.

Aggregate Index (15.58%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.03%), JPMorgan Emerging Markets Bond Index Plus (1.24%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (0.52%). The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xvi

The Target Retirement 2025 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (33.12%), MSCI EAFE Index (26.95%), Barclays Capital Global Aggregate ex-USD Index (12.52%), Barclays Capital U.S. Aggregate Index (10.53%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), JPMorgan Emerging Markets Bond Index Plus (3.08%), MSCI Emerging Markets Index (3.05%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (0.75%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xvii

The Target Retirement 2030 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (41.43%), MSCI EAFE Index (28.08%), Barclays Capital U.S. Aggregate Index (6.77%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital Global Aggregate ex-USD Index (4.97%), MSCI Emerging Markets Index (1.92%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (1.83%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xviii

The Target Retirement 2035 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (52%), MSCI EAFE Index (28.27%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital U.S. Aggregate Index (3%) and MSCI Emerging Markets Index (1.73%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xix

The Target Retirement 2040 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will

Legg Mason Target Retirement Series 2010 Annual Report	13

Funds overview (cont’d)

gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xx

The Target Retirement 2045 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxi

The Target Retirement 2050 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xxiii

The Target Retirement Fund Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Barclays Capital U.S. Aggregate Index (42.18%), Barclays Capital Global Aggregate ex-USD Index (15%), MSCI EAFE Index (13.91%), Russell 1000 Index (8.3%), Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (7.39%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%) and MSCI Emerging Markets Index (3.22%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxiv

Vanguard® is a registered trademark of The Vanguard Group, Inc. (“Vanguard”). Neither Vanguard nor the Vanguard® funds make any representations regarding the advisability of investing in a fund in the Legg Mason Target Retirement Series.

14	Legg Mason Target Retirement Series 2010 Annual Report

Funds at a glance (unaudited)

Legg Mason Target Retirement 2015 Breakdown (%) as of — January 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
26.2 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares	Corporate Bonds and Notes U.S. Government Agency Mortgage-Backed Securities U.S. Government and Agency Obligations Mortgage-Backed Securities Yankee Bonds
16.2 Legg Mason Charles Street Trust, Inc. — Legg Mason Global Opportunities Bond Fund, Class IS Shares	Foreign Government Obligations Corporate Bonds and Notes Mortgage-Backed Securities U.S. Government and Agency Obligations Yankee Bonds
8.7 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
6.8 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Consumer Staples
6.6 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
5.6 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Utilities Producer Durables Consumer Discretionary
4.7 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs
3.3 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Energy
3.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Health Care

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
2.9 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Industrial Services
2.4 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Health Care Consumer Discretionary Consumer Staples Producer Durables
2.2 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
2.2 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
2.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
1.9 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Consumer Discretionary Health Care Utilities
1.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
1.8 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Institutional Select Class Shares	Corporate Bonds and Notes Yankee Bonds Loan Participations and Assignments Preferred Stocks Common Stocks and Equity Interests
1.4 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services

Legg Mason Target Retirement Series 2010 Annual Report	15

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2020 Breakdown (%) as of — January 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
21.5 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares	Corporate Bonds and Notes U.S. Government Agency Mortgage-Backed Securities U.S. Government and Agency Obligations Mortgage-Backed Securities Yankee Bonds
16.4 Legg Mason Charles Street Trust, Inc. — Legg Mason Global Opportunities Bond Fund, Class IS Shares	Foreign Government Obligations Corporate Bonds and Notes Mortgage-Backed Securities U.S. Government and Agency Obligations Yankee Bonds
9.7 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
7.3 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
7.3 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Consumer Staples
6.6 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Utilities Producer Durables Consumer Discretionary
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs
3.6 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Health Care
3.6 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Energy

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
2.8 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Industrial Services
2.7 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Health Care Consumer Discretionary Consumer Staples Producer Durables
2.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
2.4 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Consumer Discretionary Health Care Utilities
2.4 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
2.2 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
1.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
1.4 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services
0.6 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Institutional Select Class Shares	Corporate Bonds and Notes Yankee Bonds Loan Participations and Assignments Preferred Stocks Common Stocks and Equity Interests
0.3 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Financials Materials Telecommunication Services

16	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2025 Breakdown (%) as of — January 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
16.1 Legg Mason Charles Street Trust, Inc. — Legg Mason Global Opportunities Bond Fund, Class IS Shares	Foreign Government Obligations Corporate Bonds and Notes Mortgage-Backed Securities U.S. Government and Agency Obligations Yankee Bonds
13.1 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares	Corporate Bonds and Notes U.S. Government Agency Mortgage-Backed Securities U.S. Government and Agency Obligations Mortgage-Backed Securities Yankee Bonds
10.4 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
8.2 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Utilities Producer Durables Consumer Discretionary
7.7 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Consumer Staples
7.7 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs
4.5 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Health Care
4.4 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Energy

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
3.5 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Health Care Consumer Discretionary Consumer Staples Producer Durables
3.1 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Consumer Discretionary Health Care Utilities
3.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
2.9 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
2.8 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Industrial Services
2.3 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Financials Materials Telecommunication Services
1.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
1.6 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
1.1 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services
0.7 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Institutional Select Class Shares	Corporate Bonds and Notes Yankee Bonds Loan Participations and Assignments Preferred Stocks Common Stocks and Equity Interests

Legg Mason Target Retirement Series 2010 Annual Report	17

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2030 Breakdown (%) as of — January 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.0 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
10.1 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Utilities Producer Durables Consumer Discretionary
9.6 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares	Corporate Bonds and Notes U.S. Government Agency Mortgage-Backed Securities U.S. Government and Agency Obligations Mortgage-Backed Securities Yankee Bonds
9.3 Legg Mason Charles Street Trust, Inc. — Legg Mason Global Opportunities Bond Fund, Class IS Shares	Foreign Government Obligations Corporate Bonds and Notes Mortgage-Backed Securities U.S. Government and Agency Obligations Yankee Bonds
8.2 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
8.2 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Consumer Staples
5.5 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Health Care
5.5 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Energy
4.8 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.7 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Financials Materials Telecommunication Services
4.2 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Health Care Consumer Discretionary Consumer Staples Producer Durables
3.7 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
3.6 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Consumer Discretionary Health Care Utilities
3.6 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
3.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Industrial Services
1.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
1.3 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Institutional Select Class Shares	Corporate Bonds and Notes Yankee Bonds Loan Participations and Assignments Preferred Stocks Common Stocks and Equity Interests
1.0 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
0.8 Vanguard International Equity Index Funds —Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services

18	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2035 Breakdown (%) as of — January 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
13.0 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Utilities Producer Durables Consumer Discretionary
11.3 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
8.4 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
8.2 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Consumer Staples
7.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Health Care
7.0 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Energy
6.8 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares	Corporate Bonds and Notes U.S. Government Agency Mortgage-Backed Securities U.S. Government and Agency Obligations Mortgage-Backed Securities Yankee Bonds
5.4 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Health Care Consumer Discretionary Consumer Staples Producer Durables
5.1 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Financials Materials Telecommunication Services

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.8 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs
4.7 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
4.7 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Consumer Discretionary Health Care Utilities
4.6 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
3.1 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Institutional Select Class Shares	Corporate Bonds and Notes Yankee Bonds Loan Participations and Assignments Preferred Stocks Common Stocks and Equity Interests
3.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Industrial Services
1.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
0.5 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
0.4 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services

Legg Mason Target Retirement Series 2010 Annual Report	19

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2040 Breakdown (%) as of — January 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
13.9 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Utilities Producer Durables Consumer Discretionary
10.1 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
7.6 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Health Care
7.5 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Energy
7.5 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
7.4 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Consumer Staples
6.1 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Health Care Consumer Discretionary Consumer Staples Producer Durables
5.3 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
5.2 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Consumer Discretionary Health Care Utilities
5.0 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs
4.6 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares	Corporate Bonds and Notes U.S. Government Agency Mortgage-Backed Securities U.S. Government and Agency Obligations Mortgage-Backed Securities Yankee Bonds
4.4 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Industrial Services
4.1 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Financials Materials Telecommunication Services
3.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
2.0 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
1.3 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services

20	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2045 Breakdown (%) as of — January 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
13.7 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Utilities Producer Durables Consumer Discretionary
10.0 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
7.7 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
7.7 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Health Care
7.6 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Consumer Staples
7.6 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Energy
5.9 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Health Care Consumer Discretionary Consumer Staples Producer Durables
5.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
5.1 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Consumer Discretionary Health Care Utilities
5.0 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs
4.8 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares	Corporate Bonds and Notes U.S. Government Agency Mortgage-Backed Securities U.S. Government and Agency Obligations Mortgage-Backed Securities Yankee Bonds
4.4 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Industrial Services
4.1 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Financials Materials Telecommunication Services
2.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
2.0 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
1.4 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services

Legg Mason Target Retirement Series 2010 Annual Report	21

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2050 Breakdown (%) as of — January 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
13.6 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Utilities Producer Durables Consumer Discretionary
10.2 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
7.7 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Energy
7.7 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Health Care
7.5 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
7.5 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Consumer Staples
5.9 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Health Care Consumer Discretionary Consumer Staples Producer Durables
5.2 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Consumer Discretionary Health Care Utilities
5.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
5.0 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.8 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs
4.8 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares	Corporate Bonds and Notes U.S. Government Agency Mortgage-Backed Securities U.S. Government and Agency Obligations Mortgage-Backed Securities Yankee Bonds
4.5 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Industrial Services
4.1 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Financials Materials Telecommunication Services
2.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
2.0 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
1.5 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services

22	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement Fund Breakdown (%) as of — January 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
44.7 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares	Corporate Bonds and Notes U.S. Government Agency Mortgage-Backed Securities U.S. Government and Agency Obligations Mortgage-Backed Securities Yankee Bonds
15.5 Legg Mason Charles Street Trust, Inc. — Legg Mason Global Opportunities Bond Fund, Class IS Shares	Foreign Government Obligations Corporate Bonds and Notes Mortgage-Backed Securities U.S. Government and Agency Obligations Yankee Bonds
7.5 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Institutional Select Class Shares	Corporate Bonds and Notes Yankee Bonds Loan Participations and Assignments Preferred Stocks Common Stocks and Equity Interests
5.0 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs
3.8 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
3.8 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Materials Consumer Discretionary Consumer Staples
2.7 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Industrial Services

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
2.1 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Utilities Producer Durables Consumer Discretionary
1.7 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
1.5 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
1.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Health Care
1.1 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Energy
1.0 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services
1.0 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Health Care Consumer Discretionary Consumer Staples Producer Durables
0.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
0.8 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Consumer Discretionary Health Care Utilities
0.8 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials

Legg Mason Target Retirement Series 2010 Annual Report	23

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2009 and held for the six months ended January 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
Legg Mason Target Retirement 2015	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratios[3]	Expenses Paid During the Period[4]
Class A	9.71%	$1,000.00	$1,097.10	0.58%	$3.07
Class C	9.35	1,000.00	1,093.50	1.33	7.02
Class FI	9.71	1,000.00	1,097.10	0.59	3.12
Class R	9.55	1,000.00	1,095.50	0.84	4.44
Class I	9.92	1,000.00	1,099.20	0.29	1.53

[1]	For the six months ended January 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
Legg Mason Target Retirement 2015	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,022.28	0.58%	$2.96
Class C	5.00	1,000.00	1,018.50	1.33	6.77
Class FI	5.00	1,000.00	1,022.23	0.59	3.01
Class R	5.00	1,000.00	1,020.97	0.84	4.28
Class I	5.00	1,000.00	1,023.74	0.29	1.48

[1]	For the six months ended January 31, 2010.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

24	Legg Mason Target Retirement Series 2010 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2009 and held for the six months ended January 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
Legg Mason Target Retirement 2020	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratios[3]	Expenses Paid During the Period[4]
Class A	9.13%	$1,000.00	$1,091.30	0.57%	$3.00
Class C	8.77	1,000.00	1,087.70	1.33	7.00
Class FI	9.13	1,000.00	1,091.30	0.58	3.06
Class R	8.98	1,000.00	1,089.80	0.83	4.37
Class I	9.34	1,000.00	1,093.40	0.28	1.48

[1]	For the six months ended January 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
Legg Mason Target Retirement 2020	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,022.33	0.57%	$2.91
Class C	5.00	1,000.00	1,018.50	1.33	6.77
Class FI	5.00	1,000.00	1,022.28	0.58	2.96
Class R	5.00	1,000.00	1,021.02	0.83	4.23
Class I	5.00	1,000.00	1,023.79	0.28	1.43

[1]	For the six months ended January 31, 2010.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Target Retirement Series 2010 Annual Report	25

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2009 and held for the six months ended January 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
Legg Mason Target Retirement 2025	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratios[3]	Expenses Paid During the Period[4]
Class A	9.35%	$1,000.00	$1,093.50	0.57%	$3.01
Class C	9.00	1,000.00	1,090.00	1.32	6.95
Class FI	9.35	1,000.00	1,093.50	0.57	3.01
Class R	9.21	1,000.00	1,092.10	0.82	4.32
Class I	9.57	1,000.00	1,095.70	0.27	1.43

[1]	For the six months ended January 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
Legg Mason Target Retirement 2025	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,022.33	0.57%	$2.91
Class C	5.00	1,000.00	1,018.55	1.32	6.72
Class FI	5.00	1,000.00	1,022.33	0.57	2.91
Class R	5.00	1,000.00	1,021.07	0.82	4.18
Class I	5.00	1,000.00	1,023.84	0.27	1.38

[1]	For the six months ended January 31, 2010.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

26	Legg Mason Target Retirement Series 2010 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/ or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2009 and held for the six months ended January 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
Legg Mason Target Retirement 2030	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	9.89%	$1,000.00	$1,098.90	0.57%	$3.02
Class C	9.32	1,000.00	1,093.20	1.32	6.96
Class FI	9.89	1,000.00	1,098.90	0.57	3.02
Class R	9.74	1,000.00	1,097.40	0.82	4.34
Class I	9.98	1,000.00	1,099.80	0.27	1.43

[1]	For the six months ended January 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
Legg Mason Target Retirement 2030	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,022.33	0.57%	$2.91
Class C	5.00	1,000.00	1,018.55	1.32	6.72
Class FI	5.00	1,000.00	1,022.33	0.57	2.91
Class R	5.00	1,000.00	1,021.07	0.82	4.18
Class I	5.00	1,000.00	1,023.84	0.27	1.38

[1]	For the six months ended January 31, 2010.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Target Retirement Series 2010 Annual Report	27

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2009 and held for the six months ended January 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
Legg Mason Target Retirement 2035	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratios[3]	Expenses Paid During the Period[4]
Class A	9.59%	$1,000.00	$1,095.90	0.57%	$3.01
Class C	9.16	1,000.00	1,091.60	1.33	7.01
Class FI	9.59	1,000.00	1,095.90	0.58	3.06
Class R	9.33	1,000.00	1,093.30	0.83	4.38
Class I	9.80	1,000.00	1,098.00	0.28	1.48

[1]	For the six months ended January 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
Legg Mason Target Retirement 2035	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,022.33	0.57%	$2.91
Class C	5.00	1,000.00	1,018.50	1.33	6.77
Class FI	5.00	1,000.00	1,022.28	0.58	2.96
Class R	5.00	1,000.00	1,021.02	0.83	4.23
Class I	5.00	1,000.00	1,023.79	0.28	1.43

[1]	For the six months ended January 31, 2010.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

28	Legg Mason Target Retirement Series 2010 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2009 and held for the six months ended January 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
Legg Mason Target Retirement 2040	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratios[3]	Expenses Paid During the Period[4]
Class A	9.85%	$1,000.00	$1,098.50	0.57%	$3.01
Class C	9.40	1,000.00	1,094.00	1.32	6.97
Class FI	9.85	1,000.00	1,098.50	0.57	3.01
Class R	9.70	1,000.00	1,097.00	0.82	4.33
Class I	10.04	1,000.00	1,100.40	0.27	1.43

[1]	For the six months ended January 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
Legg Mason Target Retirement 2040	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,022.33	0.57%	$2.91
Class C	5.00	1,000.00	1,018.55	1.32	6.72
Class FI	5.00	1,000.00	1,022.33	0.57	2.91
Class R	5.00	1,000.00	1,021.07	0.82	4.18
Class I	5.00	1,000.00	1,023.84	0.27	1.38

[1]	For the six months ended January 31, 2010.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Target Retirement Series 2010 Annual Report	29

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2009 and held for the six months ended January 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
Legg Mason Target Retirement 2045	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratios[3]	Expenses Paid During the Period[4]
Class A	9.51%	$1,000.00	$1,095.10	0.57%	$3.01
Class C	9.06	1,000.00	1,090.60	1.32	6.96
Class FI	9.51	1,000.00	1,095.10	0.57	3.01
Class R	9.25	1,000.00	1,092.50	0.82	4.32
Class I	9.59	1,000.00	1,095.90	0.27	1.43

[1]	For the six months ended January 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
Legg Mason Target Retirement 2045	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,022.33	0.57%	$2.91
Class C	5.00	1,000.00	1,018.55	1.32	6.72
Class FI	5.00	1,000.00	1,022.33	0.57	2.91
Class R	5.00	1,000.00	1,021.07	0.82	4.18
Class I	5.00	1,000.00	1,023.84	0.27	1.38

[1]	For the six months ended January 31, 2010.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

30	Legg Mason Target Retirement Series 2010 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2009 and held for the six months ended January 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
Legg Mason Target Retirement 2050	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratios[3]	Expenses Paid During the Period[4]
Class A	9.48%	$1,000.00	$1,094.80	0.58%	$3.06
Class C	9.15	1,000.00	1,091.50	1.33	7.01
Class FI	9.48	1,000.00	1,094.80	0.58	3.06
Class R	9.33	1,000.00	1,093.30	0.83	4.38
Class I	9.80	1,000.00	1,098.00	0.28	1.48

[1]	For the six months ended January 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
Legg Mason Target Retirement 2050	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,022.28	0.58%	$2.96
Class C	5.00	1,000.00	1,018.50	1.33	6.77
Class FI	5.00	1,000.00	1,022.28	0.58	2.96
Class R	5.00	1,000.00	1,021.02	0.83	4.23
Class I	5.00	1,000.00	1,023.79	0.28	1.43

[1]	For the six months ended January 31, 2010.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Target Retirement Series 2010 Annual Report	31

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2009 and held for the six months ended January 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”

Based on actual total return[1]
Legg Mason Target Retirement Fund	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratios[3]	Expenses Paid During the Period[4]
Class A	10.89%	$1,000.00	$1,108.90	0.61%	$3.24
Class C	10.49	1,000.00	1,104.90	1.36	7.22
Class FI	10.89	1,000.00	1,108.90	0.62	3.30
Class R	10.82	1,000.00	1,108.20	0.87	4.62
Class I	11.01	1,000.00	1,110.10	0.31	1.65

[1]	For the six months ended January 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
Legg Mason Target Retirement Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,022.13	0.61%	$3.11
Class C	5.00	1,000.00	1,018.35	1.36	6.92
Class FI	5.00	1,000.00	1,022.08	0.62	3.16
Class R	5.00	1,000.00	1,020.82	0.87	4.43
Class I	5.00	1,000.00	1,023.64	0.31	1.58

[1]	For the six months ended January 31, 2010.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

32	Legg Mason Target Retirement Series 2010 Annual Report

Funds performance (unaudited)

Legg Mason Target Retirement 2015

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	34.70%	33.67%	34.70%	34.36%	35.07%
Inception* through 1/31/10	-3.05	-3.73	-3.05	-3.27	-2.70

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	26.99%	32.67%	34.70%	34.36%	35.07%
Inception* through 1/31/10	-7.02	-3.73	-3.05	-3.27	-2.70

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/10)	-4.31%
Class C (Inception date of 8/29/08 through 1/31/10)	-5.27
Class FI (Inception date of 8/29/08 through 1/31/10)	-4.31
Class R (Inception date of 8/29/08 through 1/31/10)	-4.63
Class I (Inception date of 8/29/08 through 1/31/10)	-3.83

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Historical performance

Value of $10,000 invested in

Class A, C, FI, R and I Shares of Legg Mason Target Retirement 2015 vs. Benchmark Indices† — August 29, 2008 - January 2010

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R and I shares of Legg Mason Target Retirement 2015 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2010. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2015 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2010. The Composite Index combines returns from the MSCI EAFE Index (24.19%), Russell 1000 Index (22.76%), Barclays Capital U.S. Aggregate Index (22.24%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.54%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (1.27%). The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2010 Annual Report	33

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2020

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	34.46%	33.43%	34.46%	34.11%	35.01%
Inception* through 1/31/10	-4.20	-4.88	-4.20	-4.42	-3.86

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	26.67%	32.43%	34.46%	34.11%	35.01%
Inception* through 1/31/10	-8.12	-4.88	-4.20	-4.42	-3.86

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/10)	-5.92%
Class C (Inception date of 8/29/08 through 1/31/10)	-6.87
Class FI (Inception date of 8/29/08 through 1/31/10)	-5.92
Class R (Inception date of 8/29/08 through 1/31/10)	-6.24
Class I (Inception date of 8/29/08 through 1/31/10)	-5.45

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Historical performance

Value of $10,000 invested in

Class A, C, FI, R and I Shares of Legg Mason Target Retirement 2020 vs. Benchmark Indices† — August 29, 2008 - January 2010

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R and I shares of Legg Mason Target Retirement 2020 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2010. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2020 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2010. The Composite Index combines returns from the Russell 1000 Index (27.66%), MSCI EAFE Index (25.97%), Barclays Capital U.S. Aggregate Index (15.58%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.03%), JPMorgan Emerging Markets Bond Index Plus (1.24%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (0.52%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

34	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2025

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	35.13%	34.09%	35.13%	34.65%	35.37%
Inception* through 1/31/10	-5.70	-6.37	-5.70	-5.99	-5.43

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	27.41%	33.09%	35.13%	34.65%	35.37%
Inception* through 1/31/10	-9.56	-6.37	-5.70	-5.99	-5.43

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/10)	-8.02%
Class C (Inception date of 8/29/08 through 1/31/10)	-8.95
Class FI (Inception date of 8/29/08 through 1/31/10)	-8.02
Class R (Inception date of 8/29/08 through 1/31/10)	-8.42
Class I (Inception date of 8/29/08 through 1/31/10)	-7.65

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the investments of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Historical performance

Value of $10,000 invested in

Class A, C, FI, R and I Shares of Legg Mason Target Retirement 2025 vs. Benchmark Indices† — August 29, 2008 - January 2010

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R and I shares of Legg Mason Target Retirement 2025 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2010. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2025 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2010. The Composite Index combines returns from the Russell 1000 Index (33.12%), MSCI EAFE Index (26.95%), Barclays Capital Global Aggregate ex-USD Index (12.52%), Barclays Capital U.S. Aggregate Index (10.53%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), JPMorgan Emerging Markets Bond Index Plus (3.08%), MSCI Emerging Markets Index (3.05%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (0.75%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2010 Annual Report	35

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2030

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	34.93%	33.95%	34.92%	34.58%	35.34%
Inception* through 1/31/10	-7.94	-8.65	-7.94	-8.16	-7.68

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	27.15%	32.95%	34.92%	34.58%	35.34%
Inception* through 1/31/10	-11.71	-8.65	-7.94	-8.16	-7.68

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/10)	-11.12%
Class C (Inception date of 8/29/08 through 1/31/10)	-12.10
Class FI (Inception date of 8/29/08 through 1/31/10)	-11.12
Class R (Inception date of 8/29/08 through 1/31/10)	-11.42
Class I (Inception date of 8/29/08 through 1/31/10)	-10.76

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including return of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Historical performance

Value of $10,000 invested in

Class A, C, FI, R and I Shares of Legg Mason Target Retirement 2030 vs. Benchmark Indices† — August 29, 2008 - January 2010

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R and I shares of Legg Mason Target Retirement 2030 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2010. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2030 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2010. The Composite Index combines returns from the Russell 1000 Index (41.43%), MSCI EAFE Index (28.08%), Barclays Capital U.S. Aggregate Index (6.77%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital Global Aggregate ex-USD Index (4.97%), MSCI Emerging Markets Index (1.92%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (1.83%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

36	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2035

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	35.49%	34.34%	35.49%	35.01%	35.71%
Inception* through 1/31/10	-10.03	-10.72	-10.03	-10.31	-9.78

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	27.76%	33.34%	35.49%	35.01%	35.71%
Inception* through 1/31/10	-13.72	-10.72	-10.03	-10.31	-9.78

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/10)	-13.98%
Class C (Inception date of 8/29/08 through 1/31/10)	-14.92
Class FI (Inception date of 8/29/08 through 1/31/10)	-13.98
Class R (Inception date of 8/29/08 through 1/31/10)	-14.36
Class I (Inception date of 8/29/08 through 1/31/10)	-13.64

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Historical performance

Value of $10,000 invested in

Class A, C, FI, R and I Shares of Legg Mason Target Retirement 2035 vs. Benchmark Indices† — August 29, 2008 - January 2010

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R and I shares of Legg Mason Target Retirement 2035 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2010. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2035 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2010. The Composite Index combines returns from the Russell 1000 Index (52%), MSCI EAFE Index (28.27%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital U.S. Aggregate Index (3%) and MSCI Emerging Markets Index (1.73%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2010 Annual Report	37

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2040

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	36.29%	35.45%	36.29%	36.13%	36.85%
Inception* through 1/31/10	-10.06	-10.69	-10.06	-10.27	-9.74

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	28.48%	34.45%	36.29%	36.13%	36.85%
Inception* through 1/31/10	-13.75	-10.69	-10.06	-10.27	-9.74

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/10)	-14.02%
Class C (Inception date of 8/29/08 through 1/31/10)	-14.88
Class FI (Inception date of 8/29/08 through 1/31/10)	-14.02
Class R (Inception date of 8/29/08 through 1/31/10)	-14.31
Class I (Inception date of 8/29/08 through 1/31/10)	-13.59

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Historical performance

Value of $10,000 invested in

Class A, C, FI, R and I Shares of Legg Mason Target Retirement 2040 vs. Benchmark Indices† — August 29, 2008 - January 2010

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R and I shares of Legg Mason Target Retirement 2040 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2010. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2040 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2010. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

38	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2045

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	36.46%	35.64%	36.46%	35.98%	36.87%
Inception* through 1/31/10	-10.02	-10.65	-10.02	-10.30	-9.77

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	28.64%	34.64%	36.46%	35.98%	36.87%
Inception* through 1/31/10	-13.71	-10.65	-10.02	-10.30	-9.77

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/10)	-13.97%
Class C (Inception date of 8/29/08 through 1/31/10)	-14.82
Class FI (Inception date of 8/29/08 through 1/31/10)	-13.97
Class R (Inception date of 8/29/08 through 1/31/10)	-14.34
Class I (Inception date of 8/29/08 through 1/31/10)	-13.63

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Historical performance

Value of $10,000 invested in

Class A, C, FI, R and I Shares of Legg Mason Target Retirement 2045 vs. Benchmark Indices† — August 29, 2008 - January 2010

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R and I shares of Legg Mason Target Retirement 2045 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2010. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2045 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2010. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2010 Annual Report	39

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2050

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	36.38%	35.67%	36.38%	36.03%	36.95%
Inception* through 1/31/10	-10.08	-10.66	-10.08	-10.30	-9.76

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	28.58%	34.67%	36.38%	36.03%	36.95%
Inception* through 1/31/10	-13.77	-10.66	-10.08	-10.30	-9.76

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/10)	-14.05%
Class C (Inception date of 8/29/08 through 1/31/10)	-14.83
Class FI (Inception date of 8/29/08 through 1/31/10)	-14.05
Class R (Inception date of 8/29/08 through 1/31/10)	-14.34
Class I (Inception date of 8/29/08 through 1/31/10)	-13.61

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Historical performance

Value of $10,000 invested in

Class A, C, FI, R and I Shares of Legg Mason Target Retirement 2050 vs. Benchmark Indices† — August 29, 2008 - January 2010

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R and I shares of Legg Mason Target Retirement 2050 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2010. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2050 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2010. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

40	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	34.04%	33.17%	34.04%	33.69%	34.45%
Inception* through 1/31/10	3.14	2.41	3.14	2.89	3.43

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/10	26.28%	32.17%	34.04%	33.69%	34.45%
Inception* through 1/31/10	-1.09	2.41	3.14	2.89	3.43

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/10)	4.50%
Class C (Inception date of 8/29/08 through 1/31/10)	3.45
Class FI (Inception date of 8/29/08 through 1/31/10)	4.50
Class R (Inception date of 8/29/08 through 1/31/10)	4.15
Class I (Inception date of 8/29/08 through 1/31/10)	4.92

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Historical performance

Value of $10,000 invested in

Class A, C, FI, R and I Shares of Legg Mason Target Retirement Fund vs. Benchmark Indices† — August 29, 2008 - January 2010

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R and I shares of Legg Mason Target Retirement Fund at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2010. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Target Retirement Fund Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2010. The Composite Index combines returns from the Barclays Capital U.S. Aggregate Index (42.18%), Barclays Capital Global Aggregate ex-USD Index (15%), MSCI EAFE Index (13.91%), Russell 1000 Index (8.3%), Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (7.39%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%) and MSCI Emerging Markets Index (3.22%). The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2010 Annual Report	41

Schedule of investments

January 31, 2010

Legg Mason Target Retirement 2015

Description	Shares	Value
Investments in Underlying Funds — 100.2%
iShares Trust
iShares MSCI EAFE Index Fund	3,280	$172,134
iShares Russell 1000 Growth Index Fund	1,020	48,562
iShares Russell 1000 Value Index Fund	1,985	110,704
iShares Russell 2000 Index Fund	610	36,716
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	2,369	44,247	(a)*
Legg Mason Capital Management Value Trust, Inc., Class I Shares	928	38,151	(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason Global Opportunities Bond Fund, Class IS Shares	31,671	322,411	(a)
Legg Mason Global Trust, Inc.
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,224	43,308	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	11,415	134,007	(a)
Legg Mason Partners Equity Trust
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	7,402	65,954	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	444	41,496	(a)*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	5,162	61,888	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	17,400	131,715	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	5,920	58,019	(a)*
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	735	28,136
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	2,220	93,839
Western Asset Funds, Inc.
Western Asset Core Bond Portfolio, Institutional Select Class Shares	47,850	521,565	(a)
Western Asset High Yield Portfolio, Institutional Select Class Shares	4,167	35,500	(a)
Total Investments in Underlying Funds — 100.2% (Cost — $1,824,732#)		1,988,352
Liabilities in Excess of Other Assets — (0.2)%		(4,807)
Total Net Assets — 100.0%		$1,983,545

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $1,939,856.

See Notes to Financial Statements.

42	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2020

Description	Shares	Value
Investments in Underlying Funds — 99.9%
iShares Trust
iShares MSCI EAFE Index Fund	4,020	$210,970
iShares Russell 1000 Growth Index Fund	1,220	58,084
iShares Russell 1000 Value Index Fund	2,560	142,771
iShares Russell 2000 Index Fund	685	41,230
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	2,762	51,600	(a)*
Legg Mason Capital Management Value Trust, Inc., Class I Shares	1,270	52,182	(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason Global Opportunities Bond Fund, Class IS Shares	35,141	357,736	(a)
Legg Mason Global Trust, Inc.
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,498	48,643	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	13,500	158,495	(a)
Legg Mason Partners Equity Trust
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	8,729	77,776	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	566	52,928	(a)*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	6,583	78,934	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	20,965	158,708	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	1,368	6,690	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	6,269	61,434	(a)*
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	820	31,390
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	2,535	107,154
Western Asset Funds, Inc.
Western Asset Core Bond Portfolio, Institutional Select Class Shares	42,971	468,387	(a)
Western Asset High Yield Portfolio, Institutional Select Class Shares	1,428	12,170	(a)
Total Investments in Underlying Funds — 99.9% (Cost — $1,984,214#)		2,177,282
Other Assets in Excess of Liabilities — 0.1%		1,365
Total Net Assets — 100.0%		$2,178,647

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $2,111,122.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	43

Schedule of investments (cont’d)

January 31, 2010

Legg Mason Target Retirement 2025

Description	Shares	Value
Investments in Underlying Funds — 101.0%
iShares Trust
iShares MSCI EAFE Index Fund	5,340	$280,243
iShares Russell 1000 Growth Index Fund	2,000	95,220
iShares Russell 1000 Value Index Fund	3,990	222,522
iShares Russell 2000 Index Fund	860	51,764
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	4,217	78,770	(a)*
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,019	82,948	(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason Global Opportunities Bond Fund, Class IS Shares	42,573	433,390	(a)
Legg Mason Global Trust, Inc.
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,220	43,216	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	17,685	207,626	(a)
Legg Mason Partners Equity Trust
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	13,320	118,683	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	860	80,401	(a)*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	10,019	120,129	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	27,367	207,170	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	12,673	61,973	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	7,757	76,017	(a)*
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	785	30,050
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	3,175	134,207
Western Asset Funds, Inc.
Western Asset Core Bond Portfolio, Institutional Select Class Shares	32,475	353,974	(a)
Western Asset High Yield Portfolio, Institutional Select Class Shares	2,132	18,163	(a)
Total Investments in Underlying Funds before Short-Term Investment (Cost — $2,548,541)		2,696,466

Security	Face Amount	Value
Short-Term Investment — 6.6%
Repurchase Agreement — 6.6%
State Street Bank & Trust Co., repurchase agreement dated 1/29/10, 0.010% due 2/1/10; Proceeds at maturity — $176,000; (Fully collateralized by U.S. Treasury Bill, 0.150% due 7/22/10; Market value — $179,874) (Cost — $176,000)	$176,000	176,000
Total Investments — 107.6% (Cost — $2,724,541#)		2,872,466
Liabilities in Excess of Other Assets — (7.6)%		(202,811)
Total Net Assets — 100.0%		$2,669,655

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $2,851,263.

See Notes to Financial Statements.

44	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2030

Description	Shares	Value
Investments in Underlying Funds — 100.0%
iShares Trust
iShares MSCI EAFE Index Fund	3,617	$189,820
iShares Russell 1000 Growth Index Fund	1,520	72,367
iShares Russell 1000 Value Index Fund	3,130	174,560
iShares Russell 2000 Index Fund	545	32,804
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	3,328	62,167	(a)*
Legg Mason Capital Management Value Trust, Inc., Class I Shares	1,526	62,713	(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason Global Opportunities Bond Fund, Class IS Shares	15,772	160,557	(a)
Legg Mason Global Trust, Inc.
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	846	16,478	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	11,952	140,321	(a)
Legg Mason Partners Equity Trust
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	10,524	93,768	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	683	63,809	(a)*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	7,933	95,118	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	18,633	141,050	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	16,684	81,584	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	5,312	52,054	(a)*
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	335	12,824
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	1,960	82,849
Western Asset Funds, Inc.
Western Asset Core Bond Portfolio, Institutional Select Class Shares	15,160	165,243	(a)
Western Asset High Yield Portfolio, Institutional Select Class Shares	2,518	21,456	(a)
Total Investments in Underlying Funds — 100.0% (Cost — $1,496,578#)		1,721,542
Liabilities in Excess of Other Assets — 0.0%		(551)
Total Net Assets — 100.0%		$1,720,991

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $1,638,712.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	45

Schedule of investments (cont’d)

January 31, 2010

Legg Mason Target Retirement 2035

Description	Shares	Value
Investments in Underlying Funds — 100.0%
iShares Trust
iShares MSCI EAFE Index Fund	4,650	$244,032
iShares Russell 1000 Growth Index Fund	2,455	116,882
iShares Russell 1000 Value Index Fund	5,040	281,081
iShares Russell 2000 Index Fund	695	41,832
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	5,336	99,672	(a)*
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,445	100,453	(a)
Legg Mason Global Trust, Inc.
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	559	10,874	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	15,042	176,592	(a)
Legg Mason Partners Equity Trust
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	16,873	150,338	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,094	102,234	(a)*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	12,721	152,523	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	23,758	179,846	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	22,576	110,399	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	6,608	64,758	(a)*
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	220	8,422
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	2,425	102,505
Western Asset Funds, Inc.
Western Asset Core Bond Portfolio, Institutional Select Class Shares	13,451	146,618	(a)
Western Asset High Yield Portfolio, Institutional Select Class Shares	7,742	65,960	(a)
Total Investments in Underlying Funds — 100.0% (Cost — $2,097,755#)		2,155,021
Liabilities in Excess of Other Assets — 0.0%		(1,076)
Total Net Assets — 100.0%		$2,153,945

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $2,217,303.

See Notes to Financial Statements.

46	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2040

Description	Shares	Value
Investments in Underlying Funds — 100.8%
iShares Trust
iShares MSCI EAFE Index Fund	2,920	$153,242
iShares Russell 1000 Growth Index Fund	1,940	92,364
iShares Russell 1000 Value Index Fund	3,768	210,141
iShares Russell 2000 Index Fund	775	46,647
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	4,056	75,767	(a)*
Legg Mason Capital Management Value Trust, Inc., Class I Shares	1,905	78,289	(a)
Legg Mason Global Trust, Inc.
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,585	30,865	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	9,605	112,760	(a)
Legg Mason Partners Equity Trust
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	12,823	114,257	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	855	79,902	(a)*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	9,674	115,987	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	14,976	113,366	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	12,631	61,767	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	6,790	66,539	(a)*
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	530	20,289
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	1,765	74,606
Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares	6,396	69,714	(a)
Total Investments in Underlying Funds — 100.8% (Cost — $1,408,189#)		1,516,502
Liabilities in Excess of Other Assets — (0.8)%		(12,760)
Total Net Assets — 100.0%		$1,503,742

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $1,551,808.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	47

Schedule of investments (cont’d)

January 31, 2010

Legg Mason Target Retirement 2045

Description	Shares	Value
Investments in Underlying Funds — 97.5%
iShares Trust
iShares MSCI EAFE Index Fund	2,550	$133,824
iShares Russell 1000 Growth Index Fund	1,641	78,128
iShares Russell 1000 Value Index Fund	3,283	183,093
iShares Russell 2000 Index Fund	640	38,522
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	3,579	66,847	(a)*
Legg Mason Capital Management Value Trust, Inc., Class I Shares	1,661	68,264	(a)
Legg Mason Global Trust, Inc.
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,398	27,216	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	8,667	101,755	(a)
Legg Mason Partners Equity Trust
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	11,318	100,846	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	735	68,693	(a)*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	8,553	102,545	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	13,609	103,017	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	11,237	54,951	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	5,995	58,750	(a)*
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	480	18,374
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	1,565	66,152
Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares	5,863	63,902	(a)
Total Investments in Underlying Funds — 97.5% (Cost — $1,272,853#)		1,334,879
Other Assets in Excess of Liabilities — 2.5%		34,453
Total Net Assets — 100.0%		$1,369,332

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $1,404,236.

See Notes to Financial Statements.

48	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2050

Description	Shares	Value
Investments in Underlying Funds — 101.0%
iShares Trust
iShares MSCI EAFE Index Fund	2,290	$120,179
iShares Russell 1000 Growth Index Fund	1,450	69,035
iShares Russell 1000 Value Index Fund	2,880	160,618
iShares Russell 2000 Index Fund	570	34,308
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	3,152	58,881	(a)*
Legg Mason Capital Management Value Trust, Inc., Class I Shares	1,486	61,070	(a)
Legg Mason Global Trust, Inc.
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,235	24,040	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	7,487	87,898	(a)
Legg Mason Partners Equity Trust
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	10,184	90,740	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	646	60,415	(a)*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	7,562	90,664	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	11,667	88,317	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	9,906	48,441	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	5,442	53,327	(a)*
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	450	17,226
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	1,345	56,853
Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares	5,153	56,173	(a)
Total Investments in Underlying Funds — 101.0% (Cost — $1,161,552#)		1,178,185
Liabilities in Excess of Other Assets — (1.0)%		(11,883)
Total Net Assets — 100.0%		$1,166,302

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $1,246,776.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	49

Schedule of investments (cont’d)

January 31, 2010

Legg Mason Target Retirement Fund

Description	Shares	Value
Investments in Underlying Funds — 101.5%
iShares Trust
iShares MSCI EAFE Index Fund	1,442	$75,676
iShares Russell 1000 Growth Index Fund	300	14,283
iShares Russell 1000 Value Index Fund	570	31,789
iShares Russell 2000 Index Fund	430	25,882
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	632	11,800	(a)*
Legg Mason Capital Management Value Trust, Inc., Class I Shares	301	12,379	(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason Global Opportunities Bond Fund, Class IS Shares	22,923	233,359	(a)
Legg Mason Global Trust, Inc.
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,193	23,234	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	4,814	56,522	(a)
Legg Mason Partners Equity Trust
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	1,921	17,114	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	138	12,875	(a)*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	1,434	17,193	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	7,484	56,655	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	4,095	40,132	(a)*
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	400	15,312
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	1,775	75,029
Western Asset Funds, Inc.
Western Asset Core Bond Portfolio, Institutional Select Class Shares	61,828	673,927	(a)
Western Asset High Yield Portfolio, Institutional Select Class Shares	13,333	113,594	(a)
Total Investments in Underlying Funds — 101.5% (Cost — $1,391,239#)		1,506,755
Liabilities in Excess of Other Assets — (1.5)%		(21,840)
Total Net Assets — 100.0%		$1,484,915

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $1,462,549.

See Notes to Financial Statements.

50	Legg Mason Target Retirement Series 2010 Annual Report

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Statements of assets and liabilities

January 31, 2010

	Legg Mason Target Retirement 2015	Legg Mason Target Retirement 2020	Legg Mason Target Retirement 2025

Assets:
Investments in affiliated Underlying Funds, at cost	$1,364,674	$1,427,689	$1,761,733
Investments in unaffiliated Underlying Funds, at cost	460,058	556,525	786,808
Short-term investment, at cost	—	—	176,000
Investments in affiliated Underlying Funds, at value	1,498,261	1,585,683	1,882,460
Investments in unaffiliated Underlying Funds, at value	490,091	591,599	814,006
Short-term investment, at value	—	—	176,000
Cash	13,583	38,782	631
Receivable from investment manager	7,416	7,464	10,188
Receivable for Fund shares sold	412	35	—
Prepaid expenses	23,351	25,705	22,329
Total Assets	2,033,114	2,249,268	2,905,614

Liabilities:
Payable for Underlying Funds purchased	1,192	26,070	183,850
Distribution fees payable	1,067	1,195	1,056
Trustees’ fees payable	136	98	12
Payable for Fund shares repurchased	—	—	5,617
Accrued expenses	47,174	43,258	45,424
Total Liabilities	49,569	70,621	235,959
Total Net Assets	$1,983,545	$2,178,647	$2,669,655

Net Assets:
Par value (Note 7)	$2	$2	$3
Paid-in capital in excess of par value	1,969,124	2,147,321	2,676,964
Undistributed (overdistributed) net investment income	186	(72)	(245)
Accumulated net realized loss on sale of Underlying Funds and capital gains distributions from Underlying Funds	(149,387)	(161,672)	(154,992)
Net unrealized appreciation on Underlying Funds	163,620	193,068	147,925
Total Net Assets	$1,983,545	$2,178,647	$2,669,655

Shares Outstanding:
Class A	22,416	18,738	21,489
Class C	100,754	118,659	151,434
Class FI	45,864	43,860	43,860
Class R	8,772	13,987	8,772
Class I	13,285	17,231	40,185

Net Asset Value:
Class A (and redemption price)	$10.38	$10.25	$10.05
Class C*	$10.38	$10.25	$10.05
Class FI (and redemption price)	$10.38	$10.25	$10.05
Class R (and redemption price)	$10.38	$10.25	$10.04
Class I (and redemption price)	$10.39	$10.26	$10.05
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$11.01	$10.88	$10.66

*	Redemption price per share is NAV of Class C shares reduced by 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

52	Legg Mason Target Retirement Series 2010 Annual Report

	Legg Mason Target Retirement 2030	Legg Mason Target Retirement 2035	Legg Mason Target Retirement 2040

Assets:
Investments in affiliated Underlying Funds, at cost	$1,008,523	$1,299,069	$832,126
Investments in unaffiliated Underlying Funds, at cost	488,055	798,686	576,063
Short-term investment, at cost	—	—	—
Investments in affiliated Underlying Funds, at value	1,156,318	1,360,267	919,213
Investments in unaffiliated Underlying Funds, at value	565,224	794,754	597,289
Short-term investment, at value	—	—	—
Cash	27,448	639	7,623
Receivable from investment manager	9,888	19,305	8,447
Receivable for Fund shares sold	76	562	77
Prepaid expenses	21,591	28,942	22,272
Total Assets	1,780,545	2,204,469	1,554,921

Liabilities:
Payable for Underlying Funds purchased	14,376	219	692
Distribution fees payable	783	863	603
Trustees’ fees payable	8	15	32
Payable for Fund shares repurchased	—	1,745	—
Accrued expenses	44,387	47,682	49,852
Total Liabilities	59,554	50,524	51,179
Total Net Assets	$1,720,991	$2,153,945	$1,503,742

Net Assets:
Par value (Note 7)	$2	$2	$2
Paid-in capital in excess of par value	1,698,523	2,267,335	1,584,824
Overdistributed net investment income	(416)	(1,517)	(764)
Accumulated net realized loss on sale of Underlying Funds and capital gains distributions from Underlying Funds	(202,082)	(169,141)	(188,633)
Net unrealized appreciation on Underlying Funds	224,964	57,266	108,313
Total Net Assets	$1,720,991	$2,153,945	$1,503,742

Shares Outstanding:
Class A	13,268	31,253	9,725
Class C	67,869	85,752	53,622
Class FI	47,125	43,860	43,860
Class R	10,163	8,787	9,146
Class I	38,316	57,449	41,611

Net Asset Value:
Class A (and redemption price)	$9.74	$9.49	$9.52
Class C*	$9.73	$9.48	$9.52
Class FI (and redemption price)	$9.74	$9.49	$9.52
Class R (and redemption price)	$9.74	$9.48	$9.52
Class I (and redemption price)	$9.74	$9.49	$9.53
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$10.33	$10.07	$10.10

*	Redemption price per share is NAV of Class C shares reduced by 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	53

Statements of assets and liabilities (cont’d)

January 31, 2010

	Legg Mason Target Retirement 2045	Legg Mason Target Retirement 2050	Legg Mason Target Retirement Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$763,191	$699,720	$1,155,390
Investments in unaffiliated Underlying Funds, at cost	509,662	461,832	235,849
Short-term investment, at cost	—	—	—
Investments in affiliated Underlying Funds, at value	816,786	719,966	1,268,784
Investments in unaffiliated Underlying Funds, at value	518,093	458,219	237,971
Short-term investment, at value	—	—	—
Cash	30,844	6,307	8,252
Receivable from investment manager	8,506	11,266	9,162
Receivable for Fund shares sold	46,689	278	173
Prepaid expenses	21,044	24,308	20,683
Total Assets	1,441,962	1,220,344	1,545,025

Liabilities:
Payable for Underlying Funds purchased	21,421	108	6,415
Distribution fees payable	553	466	620
Trustees’ fees payable	11	16	11
Payable for Fund shares repurchased	—	—	—
Accrued expenses	50,645	53,452	53,064
Total Liabilities	72,630	54,042	60,110
Total Net Assets	$1,369,332	$1,166,302	$1,484,915

Net Assets:
Par value (Note 7)	$1	$1	$1
Paid-in capital in excess of par value	1,485,870	1,301,748	1,461,550
Undistributed (overdistributed) net investment income	(657)	(653)	828
Accumulated net realized loss on sale of Underlying Funds and capital gains distributions from Underlying Funds	(177,908)	(151,427)	(92,980)
Net unrealized appreciation on Underlying Funds	62,026	16,633	115,516
Total Net Assets	$1,369,332	$1,166,302	$1,484,915

Shares Outstanding:
Class A	13,512	15,396	19,621
Class C	49,051	37,007	48,191
Class FI	43,860	43,860	43,860
Class R	9,616	9,702	8,772
Class I	27,833	16,620	12,851

Net Asset Value:
Class A (and redemption price)	$9.52	$9.51	$11.14
Class C*	$9.52	$9.52	$11.14
Class FI (and redemption price)	$9.52	$9.51	$11.14
Class R (and redemption price)	$9.51	$9.51	$11.14
Class I (and redemption price)	$9.52	$9.52	$11.14
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$10.10	$10.09	$11.82

*	Redemption price per share is NAV of Class C shares reduced by 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

54	Legg Mason Target Retirement Series 2010 Annual Report

Statements of operations

For the Year Ended January 31, 2010

	Legg Mason Target Retirement 2015	Legg Mason Target Retirement 2020	Legg Mason Target Retirement 2025

Investment Income:
Income distributions from affiliated Underlying Funds	$42,162	$38,543	$33,864
Income distributions from unaffiliated Underlying Funds	10,150	11,750	11,801
Short-term gains distributions from affiliated Underlying Funds	1,342	1,247	1,125
Total Investment Income	53,654	51,540	46,790

Expenses:
Registration fees	137,446	134,803	138,127
Audit and tax	26,000	26,296	26,005
Shareholder reports (Note 5)	20,134	20,988	18,244
Legal fees	9,862	10,099	9,736
Distribution fees (Notes 2 and 5)	7,599	8,654	6,887
Transfer agent fees (Note 5)	6,265	6,567	5,840
Investment management fee (Note 2)	1,358	1,463	1,408
Insurance	139	141	150
Trustees’ fees	37	11	128
Custody fees	34	102	97
Miscellaneous expenses	6,067	5,813	6,320
Total Expenses	214,941	214,937	212,942
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(202,952)	(201,600)	(201,774)
Net Expenses	11,989	13,337	11,168
Net Investment Income	41,665	38,203	35,622

Realized and Unrealized Gain (loss) on Underlying Funds, Sale of Underlying Funds and Capital Distributions from Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(91,969)	(109,499)	(100,922)
Sale of unaffiliated Underlying Funds	(38,493)	(32,967)	(35,534)
Capital gain distributions from affiliated Underlying Funds	229	213	192
Net Realized Loss	(130,233)	(142,253)	(136,264)
Change in Net Unrealized Appreciation/Depreciation From:
Affiliated Underlying Funds	306,658	342,765	309,994
Unaffiliated Underlying Funds	143,388	156,238	153,959
Change in Net Unrealized Appreciation/Depreciation	450,046	499,003	463,953
Net Gain on Underlying Funds and Capital Gain Distributions from Underlying Funds	319,813	356,750	327,689
Increase in Net Assets from Operations	$361,478	$394,953	$363,311

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	55

Statements of operations (cont’d)

For the Year Ended January 31, 2010

	Legg Mason Target Retirement 2030	Legg Mason Target Retirement 2035	Legg Mason Target Retirement 2040

Investment Income:
Income distributions from affiliated Underlying Funds	$28,409	$22,919	$14,045
Income distributions from unaffiliated Underlying Funds	12,095	12,490	11,577
Short-term gains distributions from affiliated Underlying Funds	456	—	—
Total Investment Income	40,960	35,409	25,622

Expenses:
Registration fees	138,874	131,720	139,376
Audit and tax	26,049	25,987	26,000
Shareholder reports (Note 5)	18,258	17,580	18,860
Legal fees	9,950	9,586	10,110
Distribution fees (Notes 2 and 5)	6,650	5,190	4,818
Transfer agent fees (Note 5)	5,609	4,447	2,948
Investment management fee (Note 2)	1,337	1,245	1,122
Insurance	148	118	123
Trustees’ fees	123	111	118
Custody fees	179	76	161
Miscellaneous expenses	5,911	5,234	6,014
Total Expenses	213,088	201,294	209,650
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(202,336)	(192,225)	(201,448)
Net Expenses	10,752	9,069	8,202
Net Investment Income	30,208	26,340	17,420

Realized and Unrealized Gain (loss) on Underlying Funds, Sale of Underlying Funds and Capital Distributions from Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(113,713)	(108,998)	(120,950)
Sale of unaffiliated Underlying Funds	(70,352)	(41,599)	(50,825)
Capital gain distributions from affiliated Underlying Funds	78	—	—
Net Realized Loss	(183,987)	(150,597)	(171,775)
Change in Net Unrealized Appreciation/Depreciation From:
Affiliated Underlying Funds	345,709	265,088	293,023
Unaffiliated Underlying Funds	217,927	148,752	176,942
Change in Net Unrealized Appreciation/Depreciation	563,636	413,840	469,965
Net Gain on Underlying Funds and Capital Gain Distributions from Underlying Funds	379,649	263,243	298,190
Increase in Net Assets from Operations	$409,857	$289,583	$315,610

See Notes to Financial Statements.

56	Legg Mason Target Retirement Series 2010 Annual Report

	Legg Mason Target Retirement 2045	Legg Mason Target Retirement 2050	Legg Mason Target Retirement Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$12,386	$10,703	$51,522
Income distributions from unaffiliated Underlying Funds	10,297	9,607	5,543
Short-term gains distributions from affiliated Underlying Funds	—	—	927
Total Investment Income	22,683	20,310	57,992

Expenses:
Registration fees	139,445	138,694	138,605
Audit and tax	26,006	26,016	26,051
Shareholder reports (Note 5)	18,563	18,719	18,557
Legal fees	10,530	10,784	9,347
Distribution fees (Notes 2 and 5)	3,796	3,476	4,874
Transfer agent fees (Note 5)	2,930	2,686	3,548
Investment management fee (Note 2)	985	904	1,116
Insurance	136	122	149
Trustees’ fees	85	88	106
Custody fees	122	84	38
Miscellaneous expenses	6,786	6,574	5,913
Total Expenses	209,384	208,147	208,304
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(202,636)	(201,878)	(199,505)
Net Expenses	6,748	6,269	8,799
Net Investment Income	15,935	14,041	49,193

Realized and Unrealized Gain (loss) on Underlying Funds, Sale of Underlying Funds and Capital Distributions from Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(106,043)	(90,453)	(62,141)
Sale of unaffiliated Underlying Funds	(54,852)	(46,206)	(12,213)
Capital gain distributions from affiliated Underlying Funds	—	—	158
Net Realized Loss	(160,895)	(136,659)	(74,196)
Change in Net Unrealized Appreciation/Depreciation From:
Affiliated Underlying Funds	259,353	228,977	263,470
Unaffiliated Underlying Funds	164,147	152,368	76,276
Change in Net Unrealized Appreciation/Depreciation	423,500	381,345	339,746
Net Gain on Underlying Funds and Capital Gain Distributions from Underlying Funds	262,605	244,686	265,550
Increase in Net Assets from Operations	$278,540	$258,727	$314,743

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	57

Statements of changes in net assets

Legg Mason Target Retirement 2015

For the Years Ended January 31,	2010	2009†

Operations:
Net investment income	$41,665	$17,172
Net realized loss	(130,233)	(19,154)
Change in net unrealized appreciation/depreciation	450,046	(286,426)
Increase (Decrease) in Net Assets From Operations	361,478	(288,408)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(41,800)	(17,600)
Decrease in Net Assets from Distributions to Shareholders	(41,800)	(17,600)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,698,192	1,010,695
Reinvestment of distributions	22,041	—
Cost of shares repurchased	(761,053)	—
Increase in Net Assets From Fund Share Transactions	959,180	1,010,695
Increase in Net Assets	1,278,858	704,687

Net Assets:
Beginning of year	704,687	—
End of year*	$1,983,545	$704,687
*Includes undistributed net investment income of:	$186	$319

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

58	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2020

For the Years Ended January 31,	2010	2009†

Operations:
Net investment income	$38,203	$15,638
Net realized loss	(142,253)	(19,419)
Change in net unrealized appreciation/depreciation	499,003	(305,935)
Increase (Decrease) in Net Assets From Operations	394,953	(309,716)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(39,500)	(15,500)
Decrease in Net Assets from Distributions to Shareholders	(39,500)	(15,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,300,130	1,252,829
Reinvestment of distributions	21,351	12
Cost of shares repurchased	(425,782)	(130)
Increase in Net Assets From Fund Share Transactions	895,699	1,252,711
Increase in Net Assets	1,251,152	927,495

Net Assets:
Beginning of year	927,495	—
End of year*	$2,178,647	$927,495
* Includes (overdistributed)/undistributed net investment income, respectively, of:	$(72)	$972

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	59

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2025

For the Years Ended January 31,	2010	2009†

Operations:
Net investment income	$35,622	$14,938
Net realized loss	(136,264)	(18,728)
Change in net unrealized appreciation/depreciation	463,953	(316,028)
Increase (Decrease) in Net Assets From Operations	363,311	(319,818)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(36,950)	(15,000)
Decrease in Net Assets from Distributions to Shareholders	(36,950)	(15,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,924,624	1,095,663
Reinvestment of distributions	21,049	16
Cost of shares repurchased	(363,240)	—
Increase in Net Assets From Fund Share Transactions	1,582,433	1,095,679
Increase in Net Assets	1,908,794	760,861

Net Assets:
Beginning of year	760,861	—
End of year*	$2,669,655	$760,861
* Includes (overdistributed)/undistributed net investment income, respectively, of:	$(245)	$910

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

60	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2030

For the Years Ended January 31,	2010	2009†

Operations:
Net investment income	$30,208	$14,038
Net realized loss	(183,987)	(18,095)
Change in net unrealized appreciation/depreciation	563,636	(338,672)
Increase (Decrease) in Net Assets From Operations	409,857	(342,729)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(31,300)	(14,500)
Decrease in Net Assets from Distributions to Shareholders	(31,300)	(14,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,640,422	1,045,730
Reinvestment of distributions	17,309	476
Cost of shares repurchased	(1,003,016)	(1,258)
Increase in Net Assets From Fund Share Transactions	654,715	1,044,948
Increase in Net Assets	1,033,272	687,719

Net Assets:
Beginning of year	687,719	—
End of year*	$1,720,991	$687,719
* Includes (overdistributed)/undistributed net investment income, respectively, of:	$(416)	$518

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	61

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2035

For the Years Ended January 31,	2010	2009†

Operations:
Net investment income	$26,340	$10,465
Net realized loss	(150,597)	(18,544)
Change in net unrealized appreciation/depreciation	413,840	(356,574)
Increase (Decrease) in Net Assets From Operations	289,583	(364,653)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(27,000)	(12,000)
Decrease in Net Assets from Distributions to Shareholders	(27,000)	(12,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,672,795	1,011,598
Reinvestment of distributions	16,517	—
Cost of shares repurchased	(432,895)	—
Increase in Net Assets From Fund Share Transactions	1,256,417	1,011,598
Increase in Net Assets	1,519,000	634,945

Net Assets:
Beginning of year	634,945	—
End of year*	$2,153,945	$634,945
* Includes overdistributed net investment income of:	$(1,517)	$(907)

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

62	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2040

For the Years Ended January 31,	2010	2009†

Operations:
Net investment income	$17,420	$9,411
Net realized loss	(171,775)	(16,858)
Change in net unrealized appreciation/depreciation	469,965	(361,652)
Increase (Decrease) in Net Assets From Operations	315,610	(369,099)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(17,800)	(10,500)
Decrease in Net Assets from Distributions to Shareholders	(17,800)	(10,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	987,676	1,006,921
Reinvestment of distributions	8,299	—
Cost of shares repurchased	(417,365)	—
Increase in Net Assets From Fund Share Transactions	578,610	1,006,921
Increase in Net Assets	876,420	627,322

Net Assets:
Beginning of year	627,322	—
End of year*	$1,503,742	$627,322
* Includes overdistributed net investment income of:	$(764)	$(384)

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	63

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2045

For the Years Ended January 31,	2010	2009†

Operations:
Net investment income	$15,935	$9,446
Net realized loss	(160,895)	(17,013)
Change in net unrealized appreciation/depreciation	423,500	(361,474)
Increase (Decrease) in Net Assets From Operations	278,540	(369,041)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(15,700)	(11,000)
Decrease in Net Assets from Distributions to Shareholders	(15,700)	(11,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	849,341	1,003,900
Reinvestment of distributions	6,290	—
Cost of shares repurchased	(372,998)	—
Increase in Net Assets From Fund Share Transactions	482,633	1,003,900
Increase in Net Assets	745,473	623,859

Net Assets:
Beginning of year	623,859	—
End of year*	$1,369,332	$623,859
* Includes overdistributed net investment income of:	$(657)	$(890)

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

64	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2050

For the Years Ended January 31,	2010	2009†

Operations:
Net investment income	$14,041	$9,512
Net realized loss	(136,659)	(14,768)
Change in net unrealized appreciation/depreciation	381,345	(364,712)
Increase (Decrease) in Net Assets From Operations	258,727	(369,968)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(15,150)	(10,000)
Decrease in Net Assets from Distributions to Shareholders	(15,150)	(10,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	481,062	1,024,324
Reinvestment of distributions	4,407	211
Cost of shares repurchased	(207,104)	(207)
Increase in Net Assets From Fund Share Transactions	278,365	1,024,328
Increase in Net Assets	521,942	644,360

Net Assets:
Beginning of year	644,360	—
End of year*	$1,166,302	$644,360
* Includes (overdistributed)/undistributed net investment income, respectively, of:	$(653)	$457

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	65

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement Fund

For the Years Ended January 31,	2010	2009†

Operations:
Net investment income	$49,193	$23,377
Net realized loss	(74,196)	(18,784)
Change in net unrealized appreciation/depreciation	339,746	(224,230)
Increase (Decrease) in Net Assets From Operations	314,743	(219,637)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(49,000)	(23,500)
Decrease in Net Assets from Distributions to Shareholders	(49,000)	(23,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	751,047	1,005,451
Reinvestment of distributions	18,817	—
Cost of shares repurchased	(313,006)	—
Increase in Net Assets From Fund Share Transactions	456,858	1,005,451
Increase in Net Assets	722,601	762,314

Net Assets:
Beginning of year	762,314	—
End of year*	$1,484,915	$762,314
* Includes undistributed net investment income of:	$828	$638

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

66	Legg Mason Target Retirement Series 2010 Annual Report

Financial highlights

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.91	$11.40

Income (loss) from operations:
Net investment income[3]	0.35	0.20
Net realized and unrealized gain (loss)	2.40	(3.49)
Total income (loss) from operations	2.75	(3.29)

Less distributions from:
Net investment income	(0.28)	(0.20)
Total distributions	(0.28)	(0.20)

Net asset value, end of year	$10.38	$7.91
Total return[4]	34.70%	(28.96)%

Net assets, end of year (000s)	$233	$69

Ratios to average net assets:
Gross expenses[5]	14.08%	24.64%[6]
Net expenses[5,7,8]	0.58	0.58 [6]
Net investment income[3]	3.53	5.31 [6]

Portfolio turnover rate	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	67

Financial highlights (cont’d)

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010	2009[2]

Net asset value, beginning of year	$ 7.91	$11.40

Income (loss) from operations:
Net investment income[3]	0.28	0.17
Net realized and unrealized gain (loss)	2.39	(3.48)
Total income (loss) from operations	2.67	(3.31)

Less distributions from:
Net investment income	(0.20)	(0.18)
Total distributions	(0.20)	(0.18)

Net asset value, end of year	$10.38	$7.91
Total return[4]	33.67%	(29.13)%

Net assets, end of year (000s)	$1,046	$80

Ratios to average net assets:
Gross expenses[5]	13.38%	24.97%[6]
Net expenses[5,7,8]	1.33	1.33 [6]
Net investment income[3]	2.83	4.53 [6]

Portfolio turnover rate	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

68	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010	2009[2]

Net asset value, beginning of year	$ 7.91	$11.40

Income (loss) from operations:
Net investment income[3]	0.30	0.20
Net realized and unrealized gain (loss)	2.45	(3.49)
Total income (loss) from operations	2.75	(3.29)

Less distributions from:
Net investment income	(0.28)	(0.20)
Total distributions	(0.28)	(0.20)

Net asset value, end of year	$10.38	$7.91
Total return[4]	34.70%	(28.96)%

Net assets, end of year (000s)	$476	$347

Ratios to average net assets:
Gross expenses[5]	18.15%	24.60%[6]
Net expenses[5,7,8]	0.58	0.58 [6]
Net investment income[3]	3.18	5.31 [6]

Portfolio turnover rate	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	69

Financial highlights (cont’d)

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010	2009[2]

Net asset value, beginning of year	$ 7.91	$ 11.40

Income (loss) from operations:
Net investment income[3]	0.28	0.19
Net realized and unrealized gain (loss)	2.44	(3.49)
Total income (loss) from operations	2.72	(3.30)

Less distributions from:
Net investment income	(0.25)	(0.19)
Total distributions	(0.25)	(0.19)

Net asset value, end of year	$10.38	$7.91
Total return[4]	34.36%	(29.02)%

Net assets, end of year (000s)	$91	$69

Ratios to average net assets:
Gross expenses[5]	18.27%	24.90%[6]
Net expenses[5,7,8]	0.84	0.83 [6]
Net investment income[3]	2.93	5.06 [6]

Portfolio turnover rate	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

70	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010	2009[2]

Net asset value, beginning of year	$ 7.92	$11.40

Income (loss) from operations:
Net investment income[3]	0.34	0.21
Net realized and unrealized gain (loss)	2.44	(3.48)
Total income (loss) from operations	2.78	(3.27)

Less distributions from:
Net investment income	(0.31)	(0.21)
Total distributions	(0.31)	(0.21)

Net asset value, end of year	$10.39	$7.92
Total return[4]	35.07%	(28.80)%

Net assets, end of year (000s)	$138	$70

Ratios to average net assets:
Gross expenses[5]	15.32%	24.39%[6]
Net expenses[5,7,8]	0.28	0.28 [6]
Net investment income[3]	3.56	5.61 [6]

Portfolio turnover rate	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	71

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.81	$11.40

Income (loss) from operations:
Net investment income[3]	0.30	0.18
Net realized and unrealized gain (loss)	2.40	(3.59)
Total income (loss) from operations	2.70	(3.41)

Less distributions from:
Net investment income	(0.26)	(0.18)
Total distributions	(0.26)	(0.18)

Net asset value, end of year	$10.25	$7.81
Total return[4]	34.46%	(30.03)%

Net assets, end of year (000s)	$192	$68

Ratios to average net assets:
Gross expenses[5]	13.03%	25.21%[6]
Net expenses[5,7,8]	0.58	0.57 [6]
Net investment income[3]	3.14	4.90 [6]

Portfolio turnover rate	50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

72	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.81	$11.40

Income (loss) from operations:
Net investment income[3]	0.22	0.11
Net realized and unrealized gain (loss)	2.39	(3.54)
Total income (loss) from operations	2.61	(3.43)

Less distributions from:
Net investment income	(0.17)	(0.16)
Total distributions	(0.17)	(0.16)

Net asset value, end of year	$10.25	$7.81
Total return[4]	33.43%	(30.20)%

Net assets, end of year (000s)	$1,217	$310

Ratios to average net assets:
Gross expenses[5]	14.33%	17.12%[6]
Net expenses[5,7,8]	1.33	1.32 [6]
Net investment income[3]	2.28	3.13 [6]

Portfolio turnover rate	50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	73

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.81	$11.40

Income (loss) from operations:
Net investment income[3]	0.26	0.18
Net realized and unrealized gain (loss)	2.44	(3.59)
Total income (loss) from operations	2.70	(3.41)

Less distributions from:
Net investment income	(0.26)	(0.18)
Total distributions	(0.26)	(0.18)

Net asset value, end of year	$10.25	$7.81
Total return[4]	34.46%	(30.03)%

Net assets, end of year (000s)	$450	$343

Ratios to average net assets:
Gross expenses[5]	15.32%	25.16%[6]
Net expenses[5,7,8]	0.58	0.57 [6]
Net investment income[3]	2.82	4.90 [6]

Portfolio turnover rate	50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

74	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.81	$11.40

Income (loss) from operations:
Net investment income[3]	0.24	0.17
Net realized and unrealized gain (loss)	2.43	(3.59)
Total income (loss) from operations	2.67	(3.42)

Less distributions from:
Net investment income	(0.23)	(0.17)
Total distributions	(0.23)	(0.17)

Net asset value, end of year	$10.25	$7.81
Total return[4]	34.11%	(30.09)%

Net assets, end of year (000s)	$143	$68

Ratios to average net assets:
Gross expenses[5]	15.12%	25.46%[6]
Net expenses[5,7,8]	0.83	0.83 [6]
Net investment income[3]	2.56	4.65 [6]

Portfolio turnover rate	50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	75

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.81	$11.40

Income (loss) from operations:
Net investment income[3]	0.32	0.19
Net realized and unrealized gain (loss)	2.42	(3.59)
Total income (loss) from operations	2.74	(3.40)

Less distributions from:
Net investment income	(0.29)	(0.19)
Total distributions	(0.29)	(0.19)

Net asset value, end of year	$10.26	$7.81
Total return[4]	35.01%	(29.96)%

Net assets, end of year (000s)	$177	$69

Ratios to average net assets:
Gross expenses[5]	12.48%	24.89%[6]
Net expenses[5,7,8]	0.28	0.27 [6]
Net investment income[3]	3.35	5.21 [6]

Portfolio turnover rate	50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

76	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.60	$11.40

Income (loss) from operations:
Net investment income[3]	0.26	0.17
Net realized and unrealized gain (loss)	2.41	(3.80)
Total income (loss) from operations	2.67	(3.63)

Less distributions from:
Net investment income	(0.22)	(0.17)
Total distributions	(0.22)	(0.17)

Net asset value, end of year	$10.05	$7.60
Total return[4]	35.13%	(31.93)%

Net assets, end of year (000s)	$216	$67

Ratios to average net assets:
Gross expenses[5]	13.74%	25.33%[6]
Net expenses[5,7,8]	0.57	0.57 [6]
Net investment income[3]	2.78	4.77 [6]

Portfolio turnover rate	48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	77

Financial highlights (cont’d)

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.60	$11.40

Income (loss) from operations:
Net investment income[3]	0.21	0.13
Net realized and unrealized gain (loss)	2.38	(3.78)
Total income (loss) from operations	2.59	(3.65)

Less distributions from:
Net investment income	(0.14)	(0.15)
Total distributions	(0.14)	(0.15)

Net asset value, end of year	$10.05	$7.60
Total return[4]	34.09%	(32.10)%

Net assets, end of year (000s)	$1,521	$160

Ratios to average net assets:
Gross expenses[5]	14.80%	24.88%[6]
Net expenses[5,7,8]	1.32	1.31 [6]
Net investment income[3]	2.19	3.78 [6]

Portfolio turnover rate	48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

78	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.60	$11.40

Income (loss) from operations:
Net investment income[3]	0.24	0.17
Net realized and unrealized gain (loss)	2.43	(3.80)
Total income (loss) from operations	2.67	(3.63)

Less distributions from:
Net investment income	(0.22)	(0.17)
Total distributions	(0.22)	(0.17)

Net asset value, end of year	$10.05	$7.60
Total return[4]	35.13%	(31.93)%

Net assets, end of year (000s)	$441	$334

Ratios to average net assets:
Gross expenses[5]	16.80%	25.36%[6]
Net expenses[5,7,8]	0.57	0.57 [6]
Net investment income[3]	2.62	4.75 [6]

Portfolio turnover rate	48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	79

Financial highlights (cont’d)

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.60	$11.40

Income (loss) from operations:
Net investment income[3]	0.22	0.16
Net realized and unrealized gain (loss)	2.42	(3.80)
Total income (loss) from operations	2.64	(3.64)

Less distributions from:
Net investment income	(0.20)	(0.16)
Total distributions	(0.20)	(0.16)

Net asset value, end of year	$10.04	$7.60
Total return[4]	34.65%	(31.99)%

Net assets, end of year (000s)	$88	$67

Ratios to average net assets:
Gross expenses[5]	17.08%	25.66%[6]
Net expenses[5,7,8]	0.82	0.82 [6]
Net investment income[3]	2.37	4.50 [6]

Portfolio turnover rate	48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

80	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.61	$11.40

Income (loss) from operations:
Net investment income[3]	0.30	0.18
Net realized and unrealized gain (loss)	2.40	(3.79)
Total income (loss) from operations	2.70	(3.61)

Less distributions from:
Net investment income	(0.26)	(0.18)
Total distributions	(0.26)	(0.18)

Net asset value, end of year	$10.05	$7.61
Total return[4]	35.37%	(31.78)%

Net assets, end of year (000s)	$404	$66

Ratios to average net assets:
Gross expenses[5]	11.39%	25.15%[6]
Net expenses[5,7,8]	0.27	0.27 [6]
Net investment income[3]	3.07	5.05 [6]

Portfolio turnover rate	48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	81

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.36	$11.40

Income (loss) from operations:
Net investment income[3]	0.22	0.16
Net realized and unrealized gain (loss)	2.36	(4.04)
Total income (loss) from operations	2.58	(3.88)

Less distributions from:
Net investment income	(0.20)	(0.16)
Total distributions	(0.20)	(0.16)

Net asset value, end of year	$9.74	$7.36
Total return[4]	34.93%	(34.13)%

Net assets, end of year (000s)	$129	$65

Ratios to average net assets:
Gross expenses[5]	15.76%	25.82%[6]
Net expenses[5,7,8]	0.57	0.57 [6]
Net investment income[3]	2.43	4.43 [6]

Portfolio turnover rate	91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

82	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.35	$11.40

Income (loss) from operations:
Net investment income[3]	0.18	0.13
Net realized and unrealized gain (loss)	2.32	(4.04)
Total income (loss) from operations	2.50	(3.91)

Less distributions from:
Net investment income	(0.12)	(0.14)
Total distributions	(0.12)	(0.14)

Net asset value, end of year	$9.73	$7.35
Total return[4]	33.95%	(34.38)%

Net assets, end of year (000s)	$661	$85

Ratios to average net assets:
Gross expenses[5]	16.80%	26.11%[6]
Net expenses[5,7,8]	1.32	1.32 [6]
Net investment income[3]	2.03	3.60 [6]

Portfolio turnover rate	91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	83

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.36	$11.40

Income (loss) from operations:
Net investment income[3]	0.20	0.16
Net realized and unrealized gain (loss)	2.38	(4.04)
Total income (loss) from operations	2.58	(3.88)

Less distributions from:
Net investment income	(0.20)	(0.16)
Total distributions	(0.20)	(0.16)

Net asset value, end of year	$9.74	$7.36
Total return[4]	34.92%	(34.13)%

Net assets, end of year (000s)	$459	$344

Ratios to average net assets:
Gross expenses[5]	16.40%	25.22%[6]
Net expenses[5,7,8]	0.57	0.57 [6]
Net investment income[3]	2.28	4.55 [6]

Portfolio turnover rate	91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

84	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.36	$11.40

Income (loss) from operations:
Net investment income[3]	0.19	0.15
Net realized and unrealized gain (loss)	2.36	(4.04)
Total income (loss) from operations	2.55	(3.89)

Less distributions from:
Net investment income	(0.17)	(0.15)
Total distributions	(0.17)	(0.15)

Net asset value, end of year	$9.74	$7.36
Total return[4]	34.58%	(34.18)%

Net assets, end of year (000s)	$99	$64

Ratios to average net assets:
Gross expenses[5]	16.21%	26.08%[6]
Net expenses[5,7,8]	0.82	0.82 [6]
Net investment income[3]	2.10	4.18 [6]

Portfolio turnover rate	91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	85

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.36	$11.40

Income (loss) from operations:
Net investment income[3]	0.27	0.17
Net realized and unrealized gain (loss)	2.34	(4.04)
Total income (loss) from operations	2.61	(3.87)

Less distributions from:
Net investment income	(0.23)	(0.17)
Total distributions	(0.23)	(0.17)

Net asset value, end of year	$9.74	$7.36
Total return[4]	35.34%	(34.06)%

Net assets, end of year (000s)	$373	$65

Ratios to average net assets:
Gross expenses[5]	11.64%	25.57%[6]
Net expenses[5,7,8]	0.27	0.27 [6]
Net investment income[3]	2.85	4.74 [6]

Portfolio turnover rate	91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

86	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.18	0.12
Net realized and unrealized gain (loss)	2.35	(4.27)
Total income (loss) from operations	2.53	(4.15)

Less distributions from:
Net investment income	(0.15)	(0.14)
Total distributions	(0.15)	(0.14)

Net asset value, end of year	$9.49	$7.11
Total return[3]	35.49%	(36.51)%

Net assets, end of year (000s)	$297	$63

Ratios to average net assets:
Gross expenses[4]	16.33%	26.45%[5]
Net expenses[4,6,7]	0.57	0.57 [5]
Net investment income	2.00	3.49 [5]

Portfolio turnover rate	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	87

Financial highlights (cont’d)

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.19	0.09
Net realized and unrealized gain (loss)	2.25	(4.26)
Total income (loss) from operations	2.44	(4.17)

Less distributions from:
Net investment income	(0.07)	(0.12)
Total distributions	(0.07)	(0.12)

Net asset value, end of year	$9.48	$7.11
Total return[3]	34.34%	(36.67)%

Net assets, end of year (000s)	$813	$73

Ratios to average net assets:
Gross expenses[4]	13.86%	26.87%[5]
Net expenses[4,6,7]	1.33	1.32 [5]
Net investment income	2.02	2.67 [5]

Portfolio turnover rate	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

88	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.16	0.12
Net realized and unrealized gain (loss)	2.37	(4.27)
Total income (loss) from operations	2.53	(4.15)

Less distributions from:
Net investment income	(0.15)	(0.14)
Total distributions	(0.15)	(0.14)

Net asset value, end of year	$9.49	$7.11
Total return[3]	35.49%	(36.51)%

Net assets, end of year (000s)	$416	$312

Ratios to average net assets:
Gross expenses[4]	20.32%	26.41%[5]
Net expenses[4,6,7]	0.58	0.57 [5]
Net investment income	1.88	3.49 [5]

Portfolio turnover rate	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	89

Financial highlights (cont’d)

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.14	0.11
Net realized and unrealized gain (loss)	2.35	(4.27)
Total income (loss) from operations	2.49	(4.16)

Less distributions from:
Net investment income	(0.12)	(0.13)
Total distributions	(0.12)	(0.13)

Net asset value, end of year	$9.48	$7.11
Total return[3]	35.01%	(36.57)%

Net assets, end of year (000s)	$83	$62

Ratios to average net assets:
Gross expenses[4]	20.61%	26.72%[5]
Net expenses[4,6,7]	0.83	0.82 [5]
Net investment income	1.63	3.24 [5]

Portfolio turnover rate	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

90	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.12	$11.40

Income (loss) from operations:
Net investment income	0.27	0.13
Net realized and unrealized gain (loss)	2.28	(4.26)
Total income (loss) from operations	2.55	(4.13)

Less distributions from:
Net investment income	(0.18)	(0.15)
Total distributions	(0.18)	(0.15)

Net asset value, end of year	$9.49	$7.12
Total return[3]	35.71%	(36.36)%

Net assets, end of year (000s)	$545	$63

Ratios to average net assets:
Gross expenses[4]	9.80%	26.20%[5]
Net expenses[4,6,7]	0.28	0.27 [5]
Net investment income	2.85	3.79 [5]

Portfolio turnover rate	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	91

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.14	0.11
Net realized and unrealized gain (loss)	2.43	(4.31)
Total income (loss) from operations	2.57	(4.20)

Less distributions from:
Net investment income	(0.13)	(0.12)
Total distributions	(0.13)	(0.12)

Net asset value, end of year	$9.52	$7.08
Total return[3]	36.29%	(36.91)%

Net assets, end of year (000s)	$93	$62

Ratios to average net assets:
Gross expenses[4]	21.22%	26.64%[5]
Net expenses[4,6,7]	0.57	0.57 [5]
Net investment income	1.66	3.16 [5]

Portfolio turnover rate	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

92	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.10	0.08
Net realized and unrealized gain (loss)	2.41	(4.31)
Total income (loss) from operations	2.51	(4.23)

Less distributions from:
Net investment income	(0.06)	(0.10)
Total distributions	(0.06)	(0.10)

Net asset value, end of year	$9.52	$7.07
Total return[3]	35.45%	(37.16)%

Net assets, end of year (000s)	$510	$69

Ratios to average net assets:
Gross expenses[4]	16.39%	27.19%[5]
Net expenses[4,6,7]	1.32	1.32 [5]
Net investment income	1.09	2.38 [5]

Portfolio turnover rate	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	93

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.14	0.11
Net realized and unrealized gain (loss)	2.43	(4.31)
Total income (loss) from operations	2.57	(4.20)

Less distributions from:
Net investment income	(0.13)	(0.12)
Total distributions	(0.13)	(0.12)

Net asset value, end of year	$9.52	$7.08
Total return[3]	36.29%	(36.91)%

Net assets, end of year (000s)	$418	$310

Ratios to average net assets:
Gross expenses[4]	21.67%	26.59%[5]
Net expenses[4,6,7]	0.57	0.57 [5]
Net investment income	1.60	3.16 [5]

Portfolio turnover rate	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

94	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.12	0.10
Net realized and unrealized gain (loss)	2.44	(4.32)
Total income (loss) from operations	2.56	(4.22)

Less distributions from:
Net investment income	(0.11)	(0.11)
Total distributions	(0.11)	(0.11)

Net asset value, end of year	$9.52	$7.07
Total return[3]	36.13%	(37.05)%

Net assets, end of year (000s)	$87	$62

Ratios to average net assets:
Gross expenses[4]	21.73%	26.90%[5]
Net expenses[4,6,7]	0.82	0.82 [5]
Net investment income	1.37	2.91 [5]

Portfolio turnover rate	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	95

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.21	0.12
Net realized and unrealized gain (loss)	2.40	(4.31)
Total income (loss) from operations	2.61	(4.19)

Less distributions from:
Net investment income	(0.16)	(0.13)
Total distributions	(0.16)	(0.13)

Net asset value, end of year	$9.53	$7.08
Total return[3]	36.85%	(36.85)%

Net assets, end of year (000s)	$396	$62

Ratios to average net assets:
Gross expenses[4]	12.52%	26.39%[5]
Net expenses[4,6,7]	0.27	0.27 [5]
Net investment income	2.25	3.46 [5]

Portfolio turnover rate	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

96	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.15	0.11
Net realized and unrealized gain (loss)	2.43	(4.31)
Total income (loss) from operations	2.58	(4.20)

Less distributions from:
Net investment income	(0.13)	(0.13)
Total distributions	(0.13)	(0.13)

Net asset value, end of year	$9.52	$7.07
Total return[3]	36.46%	(36.96)%

Net assets, end of year (000s)	$129	$62

Ratios to average net assets:
Gross expenses[4]	21.04%	26.53%[5]
Net expenses[4,6,7]	0.57	0.57 [5]
Net investment income	1.77	3.17 [5]

Portfolio turnover rate	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	97

Financial highlights (cont’d)

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.06	$11.40

Income (loss) from operations:
Net investment income	0.11	0.08
Net realized and unrealized gain (loss)	2.41	(4.31)
Total income (loss) from operations	2.52	(4.23)

Less distributions from:
Net investment income	(0.06)	(0.11)
Total distributions	(0.06)	(0.11)

Net asset value, end of year	$9.52	$7.06
Total return[3]	35.64%	(37.20)%

Net assets, end of year (000s)	$467	$66

Ratios to average net assets:
Gross expenses[4]	19.33%	27.16%[5]
Net expenses[4,6,7]	1.32	1.32 [5]
Net investment income	1.28	2.40 [5]

Portfolio turnover rate	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

98	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.14	0.11
Net realized and unrealized gain (loss)	2.44	(4.31)
Total income (loss) from operations	2.58	(4.20)

Less distributions from:
Net investment income	(0.13)	(0.13)
Total distributions	(0.13)	(0.13)

Net asset value, end of year	$9.52	$7.07
Total return[3]	36.46%	(36.96)%

Net assets, end of year (000s)	$417	$310

Ratios to average net assets:
Gross expenses[4]	23.15%	26.48%[5]
Net expenses[4,6,7]	0.57	0.57 [5]
Net investment income	1.60	3.17 [5]

Portfolio turnover rate	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	99

Financial highlights (cont’d)

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.12	0.10
Net realized and unrealized gain (loss)	2.43	(4.31)
Total income (loss) from operations	2.55	(4.21)

Less distributions from:
Net investment income	(0.11)	(0.12)
Total distributions	(0.11)	(0.12)

Net asset value, end of year	$9.51	$7.07
Total return[3]	35.98%	(37.01)%

Net assets, end of year (000s)	$91	$62

Ratios to average net assets:
Gross expenses[4]	23.06%	26.79%[5]
Net expenses[4,6,7]	0.82	0.82 [5]
Net investment income	1.40	2.92 [5]

Portfolio turnover rate	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

100	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.20	0.12
Net realized and unrealized gain (loss)	2.41	(4.32)
Total income (loss) from operations	2.61	(4.20)

Less distributions from:
Net investment income	(0.16)	(0.13)
Total distributions	(0.16)	(0.13)

Net asset value, end of year	$9.52	$7.07
Total return[3]	36.87%	(36.90)%

Net assets, end of year (000s)	$265	$62

Ratios to average net assets:
Gross expenses[4]	15.57%	26.28%[5]
Net expenses[4,6,7]	0.27	0.27 [5]
Net investment income	2.21	3.47 [5]

Portfolio turnover rate	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	101

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.15	0.12
Net realized and unrealized gain (loss)	2.43	(4.33)
Total income (loss) from operations	2.58	(4.21)

Less distributions from:
Net investment income	(0.15)	(0.11)
Total distributions	(0.15)	(0.11)

Net asset value, end of year	$9.51	$7.08
Total return[3]	36.38%	(36.98)%

Net assets, end of year (000s)	$147	$76

Ratios to average net assets:
Gross expenses[4]	22.18%	24.99%[5]
Net expenses[4,6,7]	0.57	0.57 [5]
Net investment income	1.67	3.57 [5]

Portfolio turnover rate	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

102	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.11	0.08
Net realized and unrealized gain (loss)	2.41	(4.32)
Total income (loss) from operations	2.52	(4.24)

Less distributions from:
Net investment income	(0.07)	(0.09)
Total distributions	(0.07)	(0.09)

Net asset value, end of year	$9.52	$7.07
Total return[3]	35.67%	(37.22)%

Net assets, end of year (000s)	$352	$72

Ratios to average net assets:
Gross expenses[4]	20.80%	26.81%[5]
Net expenses[4,6,7]	1.33	1.32 [5]
Net investment income	1.26	2.34 [5]

Portfolio turnover rate	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	103

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.14	0.11
Net realized and unrealized gain (loss)	2.44	(4.32)
Total income (loss) from operations	2.58	(4.21)

Less distributions from:
Net investment income	(0.15)	(0.11)
Total distributions	(0.15)	(0.11)

Net asset value, end of year	$9.51	$7.08
Total return[3]	36.38%	(36.98)%

Net assets, end of year (000s)	$417	$310

Ratios to average net assets:
Gross expenses[4]	23.99%	26.37%[5]
Net expenses[4,6,7]	0.58	0.57 [5]
Net investment income	1.58	3.12 [5]

Portfolio turnover rate	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

104	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.12	0.10
Net realized and unrealized gain (loss)	2.43	(4.31)
Total income (loss) from operations	2.55	(4.21)

Less distributions from:
Net investment income	(0.12)	(0.11)
Total distributions	(0.12)	(0.11)

Net asset value, end of year	$9.51	$7.08
Total return[3]	36.03%	(37.03)%

Net assets, end of year (000s)	$92	$62

Ratios to average net assets:
Gross expenses[4]	24.07%	26.68%[5]
Net expenses[4,6,7]	0.82	0.82 [5]
Net investment income	1.38	2.87 [5]

Portfolio turnover rate	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	105

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010	2009[2]

Net asset value, beginning of year	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.18	0.12
Net realized and unrealized gain (loss)	2.44	(4.32)
Total income (loss) from operations	2.62	(4.20)

Less distributions from:
Net investment income	(0.18)	(0.12)
Total distributions	(0.18)	(0.12)

Net asset value, end of year	$9.52	$7.08
Total return[3]	36.95%	(36.92)%

Net assets, end of year (000s)	$158	$62

Ratios to average net assets:
Gross expenses[4]	19.71%	26.17%[5]
Net expenses[4,6,7]	0.27	0.27 [5]
Net investment income	2.02	3.43 [5]

Portfolio turnover rate	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

106	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010	2009[2]

Net asset value, beginning of year	$8.63	$11.40

Income (loss) from operations:
Net investment income[3]	0.52	0.27
Net realized and unrealized gain (loss)	2.41	(2.77)
Total income (loss) from operations	2.93	(2.50)

Less distributions from:
Net investment income	(0.42)	(0.27)
Total distributions	(0.42)	(0.27)

Net asset value, end of year	$11.14	$8.63
Total return[4]	34.04%	(22.04)%

Net assets, end of year (000s)	$218	$75

Ratios to average net assets:
Gross expenses[5]	16.53%	23.77%[6]
Net expenses[5,7,8]	0.61	0.62 [6]
Net investment income[3]	5.00	6.84 [6]

Portfolio turnover rate	53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	107

Financial highlights (cont’d)

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010	2009[2]

Net asset value, beginning of year	$8.62	$11.40

Income (loss) from operations:
Net investment income[3]	0.41	0.24
Net realized and unrealized gain (loss)	2.45	(2.77)
Total income (loss) from operations	2.86	(2.53)

Less distributions from:
Net investment income	(0.34)	(0.25)
Total distributions	(0.34)	(0.25)

Net asset value, end of year	$11.14	$8.62
Total return[4]	33.17%	(22.32)%

Net assets, end of year (000s)	$537	$81

Ratios to average net assets:
Gross expenses[5]	16.94%	24.35%[6]
Net expenses[5,7,8]	1.37	1.37 [6]
Net investment income[3]	3.87	6.06 [6]

Portfolio turnover rate	53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

108	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010	2009[2]

Net asset value, beginning of year	$8.63	$11.40

Income (loss) from operations:
Net investment income[3]	0.46	0.27
Net realized and unrealized gain (loss)	2.47	(2.77)
Total income (loss) from operations	2.93	(2.50)

Less distributions from:
Net investment income	(0.42)	(0.27)
Total distributions	(0.42)	(0.27)

Net asset value, end of year	$11.14	$8.63
Total return[4]	34.04%	(22.04)%

Net assets, end of year (000s)	$489	$378

Ratios to average net assets:
Gross expenses[5]	19.52%	23.72%[6]
Net expenses[5,7,8]	0.62	0.62 [6]
Net investment income[3]	4.53	6.84 [6]

Portfolio turnover rate	53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	109

Financial highlights (cont’d)

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010	2009[2]

Net asset value, beginning of year	$8.63	$11.40

Income (loss) from operations:
Net investment income[3]	0.43	0.26
Net realized and unrealized gain (loss)	2.48	(2.77)
Total income (loss) from operations	2.91	(2.51)

Less distributions from:
Net investment income	(0.40)	(0.26)
Total distributions	(0.40)	(0.26)

Net asset value, end of year	$11.14	$8.63
Total return[4]	33.69%	(22.10)%

Net assets, end of year (000s)	$98	$76

Ratios to average net assets:
Gross expenses[5]	19.78%	24.03%[6]
Net expenses[5,7,8]	0.87	0.87 [6]
Net investment income[3]	4.28	6.59 [6]

Portfolio turnover rate	53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

110	Legg Mason Target Retirement Series 2010 Annual Report

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010	2009[2]

Net asset value, beginning of year	$8.63	$11.40

Income (loss) from operations:
Net investment income[3]	0.51	0.28
Net realized and unrealized gain (loss)	2.46	(2.77)
Total income (loss) from operations	2.97	(2.49)

Less distributions from:
Net investment income	(0.46)	(0.28)
Total distributions	(0.46)	(0.28)

Net asset value, end of year	$11.14	$8.63
Total return[4]	34.45%	(21.96)%

Net assets, end of year (000s)	$143	$76

Ratios to average net assets:
Gross expenses[5]	17.67%	23.52%[6]
Net expenses[5,7,8]	0.32	0.32 [6]
Net investment income[3]	4.95	7.14 [6]

Portfolio turnover rate	53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (inception date) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until May 31, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Annual Report	111

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason Target Retirement 2015 (formerly known as Legg Mason Partners Target Retirement 2015) (“Retirement 2015”), Legg Mason Target Retirement 2020 (formerly known as Legg Mason Partners Target Retirement 2020) (“Retirement 2020”), Legg Mason Target Retirement 2025 (formerly known as Legg Mason Partners Target Retirement 2025) (“Retirement 2025”), Legg Mason Target Retirement 2030 (formerly known as Legg Mason Partners Target Retirement 2030) (“Retirement 2030”), Legg Mason Target Retirement 2035 (formerly known as Legg Mason Partners Target Retirement 2035) (“Retirement 2035”), Legg Mason Target Retirement 2040 (formerly known as Legg Mason Partners Target Retirement 2040) (“Retirement 2040”), Legg Mason Target Retirement 2045 (formerly known as Legg Mason Partners Target Retirement 2045) (“Retirement 2045”), Legg Mason Target Retirement 2050 (formerly known as Legg Mason Partners Target Retirement 2050) (“Retirement 2050”), and Legg Mason Target Retirement Fund (formerly known as Legg Mason Partners Target Retirement Fund) (“Retirement Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other funds (“Underlying Funds”) which are mutual funds affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers. The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the issuance date of the financial statements.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market

112	Legg Mason Target Retirement Series 2010 Annual Report

approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing each Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2015
Investments in underlying funds†	$1,988,352	—	—	$1,988,352

†	See Schedule of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2020
Investments in underlying funds†	$2,177,282	—	—	$2,177,282

†	See Schedule of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2025
Investments in underlying funds†	$2,696,466	—	—	$2,696,466
Short-term investment†	—	$176,000	—	176,000
Total investments	$2,696,466	$176,000	—	$2,872,466

†	See Schedule of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2030
Investments in underlying funds†	$1,721,542	—	—	$1,721,542

†	See Schedule of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2035
Investments in underlying funds†	$2,155,021	—	—	$2,155,021

†	See Schedule of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2040
Investments in underlying funds†	$1,516,502	—	—	$1,516,502

†	See Schedule of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2045
Investments in underlying funds†	$1,334,879	—	—	$1,334,879

†	See Schedule of Investments for additional detailed categorizations.

Legg Mason Target Retirement Series 2010 Annual Report	113

Notes to financial statements (cont’d)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2050
Investments in underlying funds†	$1,178,185	—	—	$1,178,185

†	See Schedule of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement Fund
Investments in underlying funds†	$1,506,755	—	—	$1,506,755

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or credit event occurs by the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with requirements imposed by the Code. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2010, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

114	Legg Mason Target Retirement Series 2010 Annual Report

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

Fund		(Overdistributed)/Undistributed Net Investment Income	Paid-in Capital
Retirement 2015	(a)	$2	$(2)
Retirement 2020	(b)	253	(253)
Retirement 2025	(b)	173	(173)
Retirement 2030	(b)	158	(158)
Retirement 2035	(c)	50	(50)
Retirement 2045	(c)	(2)	2
Retirement 2050	(c)	(1)	1
Retirement Fund	(c)	(3)	3

(a)	Reclassifications are primarily due to a non-deductible excise tax paid by the Fund.

(b)	Reclassifications are primarily due to a non-deductible excise tax paid by the Fund and non-deductible offering costs for tax purposes.

(c)	Reclassifications are primarily due to non-deductible offering costs for tax purposes.

During the current year, Retirement 2040 had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets.

During the year ended January 31, 2010, each Fund had expense limitations in place for each Fund’s Class A, C, FI, R and I shares of 1.15%, 1.90%, 1.15%, 1.40% and 0.85%, respectively, of the average daily net assets of each class. Management has contractually agreed to cap expenses on all classes until May 31, 2010. The expense limitations take into account the expenses of the Underlying Funds and brokerage commissions paid on purchases and sales of shares of ETFs. The expenses of the Underlying Funds are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each Underlying Fund as of the date of the Funds’ most recent prospectus) of the class of shares of each Underlying Fund held by a Fund, weighted in proportion to each Fund’s investment allocation among the Underlying Funds.

During the year ended January 31, 2010, Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund, waived fees and/or were reimbursed for expenses in the amounts of $202,746, $201,416, $201,568, $202,259, $192,056, $201,362, $202,550, $201,805 and $199,283, respectively.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except, in certain cases, for the management of cash and short-term instruments.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

For each Fund, there is a maximum initial sales charge of 5.75% for Class A shares. Each Fund has a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. For each Fund, in certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate for each Fund. These purchases do not incur an initial sales charge.

Legg Mason Target Retirement Series 2010 Annual Report	115

Notes to financial statements (cont’d)

For the year ended January 31, 2010, LMIS and its affiliates did not received sales charges on the sale of the Funds’ Class A shares. In addition, for the year ended January 31, 2010, there were no CDSCs paid to LMIS and its affiliates.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended January 31, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Retirement 2015	$1,862,719	$915,996
Retirement 2020	1,605,638	717,494
Retirement 2025	2,292,651	687,713
Retirement 2030	1,847,481	1,207,589
Retirement 2035	1,831,386	589,017
Retirement 2040	1,174,183	612,310
Retirement 2045	973,827	556,040
Retirement 2050	661,839	404,761
Retirement Fund	1,053,001	587,692

At January 31, 2010 the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Retirement 2015	$165,454	$(116,958)	$48,496
Retirement 2020	198,045	(131,885)	66,160
Retirement 2025	155,050	(133,847)	21,203
Retirement 2030	82,830	—	82,830
Retirement 2035	82,771	(145,053)	(62,282)
Retirement 2040	120,951	(156,257)	(35,306)
Retirement 2045	76,052	(145,409)	(69,357)
Retirement 2050	41,155	(109,746)	(68,591)
Retirement Fund	121,100	(76,894)	44,206

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended January 31, 2010, the Funds did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, C, FI and R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Funds pay a distribution fee with respect to their Class C and R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

During the year ended January 31, 2010, Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund were reimbursed for 12b-1 distribution expenses of Class R shares in the amounts of $206, $184, $206, $77, $169, $86, $86, $73 and $222, respectively.

116	Legg Mason Target Retirement Series 2010 Annual Report

For the year ended January 31, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses*
Retirement 2015
Class A	$309	$366	$1,565
Class C	5,841	3,860	5,479
Class FI	1,037	1,207	8,446
Class R	412	222	1,558
Class I	—	254	1,558
Class IS1	—	356	1,528
Total	$7,599	$6,265	$20,134

Retirement 2020
Class A	$287	$345	$1,447
Class C	6,933	4,223	7,313
Class FI	1,022	1,131	8,134
Class R	412	222	1,356
Class I	—	301	1,381
Class IS2	—	345	1,357
Total	$8,654	$6,567	$20,988

Retirement 2025
Class A	$334	$509	$1,411
Class C	5,155	3,360	6,150
Class FI	999	989	4,793
Class R	399	228	943
Class I	—	684	2,680
Class IS3	—	70	960
Total	$6,887	$5,840	$16,937

Retirement 2030
Class A	$253	$371	$1,073
Class C	4,973	3,430	8,123
Class FI	1,023	998	4,182
Class R	401	224	743
Class I	—	497	1,819
Class IS4	—	89	749
Total	$6,650	$5,609	$16,689

Retirement 2035
Class A	$316	$415	$1,735
Class C	3,561	2,283	2,794
Class FI	938	965	8,010
Class R	375	214	1,609
Class I	—	485	1,615
Class IS5	—	85	1,615
Total	$5,190	$4,447	$17,378

Retirement 2040
Class A	$194	$183	$1,678
Class C	3,305	1,465	2,506
Class FI	939	902	8,384
Class R	380	182	1,677
Class I	—	167	2,218
Class IS6	—	49	1,677
Total	$4,818	$2,948	$18,140

Legg Mason Target Retirement Series 2010 Annual Report	117

Notes to financial statements (cont’d)

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses*
Retirement 2045
Class A	$271	$258	$1,736
Class C	2,197	1,334	2,090
Class FI	940	900	8,019
Class R	388	205	1,666
Class I	—	181	2,025
Class IS7	—	52	1,667
Total	$3,796	$2,930	$17,203

Retirement 2050
Class A	$259	$238	$1,824
Class C	1,888	1,083	1,946
Class FI	940	920	8,112
Class R	389	219	1,807
Class I	—	187	1,862
Class IS8	—	39	1,807
Total	$3,476	$2,686	$17,358

Retirement Fund
Class A	$302	$213	$1,397
Class C	3,021	1,953	4,055
Class FI	1,108	918	6,913
Class R	443	189	1,382
Class I	—	199	1,456
Class IS9	—	76	1,388
Total	$4,874	$3,548	$16,591

*	For the period February 1, 2009 through September 20, 2009. Subsequent to September 20, 2009, these expenses were accrued as common fund expenses.

[1]	Class IS shares were fully redeemed on September 17, 2009.

[2]	Class IS shares were fully redeemed on September 18, 2009.

[3]	Class IS shares were fully redeemed on September 24, 2009.

[4]	Class IS shares were fully redeemed on October 8, 2009.

[5]	Class IS shares were fully redeemed on September 29, 2009.

[6]	Class IS shares were fully redeemed on October 5, 2009.

[7]	Class IS shares were fully redeemed on October 12, 2009.

[8]	Class IS shares were fully redeemed on October 6, 2009.

[9]	Class IS shares were fully redeemed on September 28, 2009.

For the year ended January 31, 2010, waivers and/or reimbursements by class were as follows:

	Distribution Fee Reimbursements	Waivers/ Reimbursements
Retirement 2015
Class A	—	$16,681
Class C	—	70,369
Class FI	—	72,838
Class R	$206	14,182
Class I	—	15,731
Class IS1	—	12,945
Total	$206	$202,746

Retirement 2020
Class A	—	$14,315
Class C	—	90,092
Class FI	—	60,237
Class R	$184	11,593
Class I	—	14,181
Class IS2	—	10,998
Total	$184	$201,416

118	Legg Mason Target Retirement Series 2010 Annual Report

	Distribution Fee Reimbursements	Waivers/ Reimbursements
Retirement 2025
Class A	—	$17,630
Class C	—	69,478
Class FI	—	64,854
Class R	$206	12,769
Class I	—	25,627
Class IS3	—	11,210
Total	$206	$201,568

Retirement 2030
Class A	—	$15,341
Class C	—	76,985
Class FI	—	64,781
Class R	$77	12,259
Class I	—	22,532
Class IS4	—	10,361
Total	$77	$202,259

Retirement 2035
Class A	—	$19,937
Class C	—	44,636
Class FI	—	74,078
Class R	$169	14,661
Class I	—	25,343
Class IS5	—	13,401
Total	$169	$192,056

Retirement 2040
Class A	—	$16,022
Class C	—	49,818
Class FI	—	79,279
Class R	$86	15,821
Class I	—	26,297
Class IS6	—	14,125
Total	$86	$201,362

Retirement 2045
Class A	—	$22,196
Class C	—	39,582
Class FI	—	84,914
Class R	$86	17,144
Class I	—	23,586
Class IS7	—	15,128
Total	$86	$202,550

Retirement 2050
Class A	—	$22,456
Class C	—	36,772
Class FI	—	88,065
Class R	$73	17,999
Class I	—	21,395
Class IS8	—	15,118
Total	$73	$201,805

Legg Mason Target Retirement Series 2010 Annual Report	119

Notes to financial statements (cont’d)

	Distribution Fee Reimbursements	Waivers/ Reimbursements
Retirement Fund
Class A	—	$19,264
Class C	—	47,048
Class FI	—	83,802
Class R	$222	16,526
Class I	—	18,399
Class IS9	—	14,244
Total	$222	$199,283

[1]	Class IS shares were fully redeemed on September 17, 2009.

[2]	Class IS shares were fully redeemed on September 18, 2009.

[3]	Class IS shares were fully redeemed on September 24, 2009.

[4]	Class IS shares were fully redeemed on October 8, 2009.

[5]	Class IS shares were fully redeemed on September 29, 2009.

[6]	Class IS shares were fully redeemed on October 5, 2009.

[7]	Class IS shares were fully redeemed on October 12, 2009.

[8]	Class IS shares were fully redeemed on October 6, 2009.

[9]	Class IS shares were fully redeemed on September 28, 2009.

6. Distributions to shareholders by class

	Year Ended January 31, 2010	Period Ended January 31, 2009†
Retirement 2015
Net Investment Income:
Class A	$5,442	$1,765
Class C	17,827	1,581
Class FI	12,205	8,831
Class R	2,199	1,704
Class I	4,025	1,841
Class IS1	102	1,878
Total	$41,800	$17,600

Retirement 2020
Net Investment Income:
Class A	$4,509	$1,555
Class C	16,928	1,373
Class FI	11,192	7,774
Class R	1,997	1,494
Class I	4,764	1,640
Class IS2	110	1,664
Total	$39,500	$15,500

Retirement 2025
Net Investment Income:
Class A	$4,278	$1,520
Class C	11,827	1,326
Class FI	9,799	7,521
Class R	1,724	1,445
Class I	9,223	1,576
Class IS3	99	1,612
Total	$36,950	$15,000

120	Legg Mason Target Retirement Series 2010 Annual Report

	Year Ended January 31, 2010	Period Ended January 31, 2009†
Retirement 2030
Net Investment Income:
Class A	$2,537	$1,408
Class C	10,713	1,236
Class FI	9,191	7,516
Class R	1,646	1,351
Class I	7,153	1,477
Class IS4	60	1,512
Total	$31,300	$14,500

Retirement 2035
Net Investment Income:
Class A	$2,733	$1,205
Class C	5,999	1,039
Class FI	6,524	6,028
Class R	1,085	1,150
Class I	10,659	1,272
Class IS5	—	1,306
Total	$27,000	$12,000

Retirement 2040
Net Investment Income:
Class A	$1,290	$1,056
Class C	3,013	890
Class FI	5,869	5,277
Class R	988	1,000
Class I	6,602	1,122
Class IS6	38	1,155
Total	$17,800	$10,500

Retirement 2045
Net Investment Income:
Class A	$1,998	$1,106
Class C	2,324	940
Class FI	5,853	5,527
Class R	1,038	1,050
Class I	4,487	1,172
Class IS7	—	1,205
Total	$15,700	$11,000

Retirement 2050
Net Investment Income:
Class A	$2,020	$1,195
Class C	2,366	819
Class FI	6,588	4,922
Class R	1,194	929
Class I	2,892	1,051
Class IS8	90	1,084
Total	$15,150	$10,000

Legg Mason Target Retirement Series 2010 Annual Report	121

Notes to financial statements (cont’d)

	Year Ended January 31, 2010	Period Ended January 31, 2009†

Retirement Fund
Net Investment Income:
Class A	$7,920	$2,356
Class C	13,059	2,159
Class FI	18,616	11,783
Class R	3,465	2,291
Class I	5,754	2,436
Class IS9	186	2,475
Total	$49,000	$23,500

†	For the period August 29, 2008 (inception date) to January 31, 2009.

[1]	Class IS shares were fully redeemed on September 17, 2009.

[2]	Class IS shares were fully redeemed on September 18, 2009.

[3]	Class IS shares were fully redeemed on September 24, 2009.

[4]	Class IS shares were fully redeemed on October 8, 2009.

[5]	Class IS shares were fully redeemed on September 29, 2009.

[6]	Class IS shares were fully redeemed on October 5, 2009.

[7]	Class IS shares were fully redeemed on October 12, 2009.

[8]	Class IS shares were fully redeemed on October 6, 2009.

[9]	Class IS shares were fully redeemed on September 28, 2009.

7. Shares of beneficial interest

At January 31, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended January 31, 2010		Period Ended January 31, 2009†
	Shares	Amount	Shares	Amount
Retirement 2015
Class A
Shares sold	19,439	$199,897	8,772	$100,000
Shares issued on reinvestment	283	3,001	—	—
Shares repurchased	(6,078)	(59,632)	—	—
Net increase	13,644	$143,266	8,772	$100,000

Class C
Shares sold	147,685	$1,431,960	10,096	$110,695
Shares issued on reinvestment	1,681	17,748	—	—
Shares repurchased	(58,708)	(606,372)	—	—
Net increase	90,658	$843,336	10,096	$110,695

Class FI
Shares sold	2,005	$21,262	43,860	$500,000
Shares repurchased	(1)	(14)	—	—
Net increase	2,004	$21,248	43,860	$500,000

Class R
Shares sold	—	—	8,772	$100,000
Net increase	—	—	8,772	$100,000

Class I
Shares sold	4,643	$45,073	8,772	$100,000
Shares issued on reinvestment	122	1,292	—	—
Shares repurchased	(252)	(2,579)	—	—
Net increase	4,513	$43,786	8,772	$100,000

Class IS1
Shares sold	—	—	8,772	$100,000
Shares repurchased	(8,772)	$(92,456)	—	—
Net increase (decrease)	(8,772)	$(92,456)	8,772	$100,000

122	Legg Mason Target Retirement Series 2010 Annual Report

	Year Ended January 31, 2010		Period Ended January 31, 2009†
	Shares	Amount	Shares	Amount

Retirement 2020
Class A
Shares sold	10,530	$106,405	8,772	$100,000
Shares issued on reinvestment	216	2,271	—	—
Shares repurchased	(780)	(8,068)	—	—
Net increase	9,966	$100,608	8,772	$100,000

Class C
Shares sold	111,860	$1,057,204	39,721	$351,829
Shares issued on reinvestment	1,610	16,846	—	—
Shares repurchased	(34,516)	(326,223)	(16)	(130)
Net increase	78,954	$747,827	39,705	$351,699

Class FI
Shares sold	—	—	43,860	$500,000
Net increase	—	—	43,860	$500,000

Class R
Shares sold	5,215	$54,398	8,772	$100,000
Net increase	5,215	$54,398	8,772	$100,000

Class I
Shares sold	8,122	$82,123	8,895	$101,000
Shares issued on reinvestment	213	2,234	1	12
Net increase	8,335	$84,357	8,896	$101,012

Class IS2
Shares sold	—	—	8,772	$100,000
Shares repurchased	(8,772)	$(91,491)	—	—
Net increase (decrease)	(8,772)	$(91,491)	8,772	$100,000

Retirement 2025
Class A
Shares sold	12,397	$116,868	8,869	$100,801
Shares issued on reinvestment	225	2,318	2	16
Shares repurchased	(4)	(41)	—	—
Net increase	12,618	$119,145	8,871	$100,817

Class C
Shares sold	157,482	$1,524,094	21,014	$194,862
Shares issued on reinvestment	1,143	11,752	—	—
Shares repurchased	(28,205)	(274,372)	—	—
Net increase	130,420	$1,261,474	21,014	$194,862

Class FI
Shares sold	—	—	43,860	$500,000
Net increase	—	—	43,860	$500,000

Class R
Shares sold	—	—	8,772	$100,000
Net increase	—	—	8,772	$100,000

Class I
Shares sold	30,779	$283,662	8,772	$100,000
Shares issued on reinvestment	676	6,979	—	—
Shares repurchased	(42)	(406)	—	—
Net increase	31,413	$290,235	8,772	$100,000

Class IS3
Shares sold	—	—	8,772	$100,000
Shares repurchased	(8,772)	$(88,421)	—	—
Net increase (decrease)	(8,772)	$(88,421)	8,772	$100,000

Legg Mason Target Retirement Series 2010 Annual Report	123

Notes to financial statements (cont’d)

	Year Ended January 31, 2010		Period Ended January 31, 2009†
	Shares	Amount	Shares	Amount
Retirement 2030
Class A
Shares sold	5,086	$43,202	8,772	$100,000
Shares issued on reinvestment	82	823	—	—
Shares repurchased	(672)	(6,064)	—	—
Net increase	4,496	$37,961	8,772	$100,000

Class C
Shares sold	148,150	$1,288,662	11,581	$120,650
Shares issued on reinvestment	1,052	10,545	—	—
Shares repurchased	(92,914)	(881,179)	—	—
Net increase	56,288	$418,028	11,581	$120,650

Class FI
Shares sold	1,904	$18,734	46,886	$525,080
Shares issued on reinvestment	62	618	60	476
Shares repurchased	(1,633)	(15,038)	(154)	(1,258)
Net increase	333	$4,314	46,792	$524,298

Class R
Shares sold	1,375	$13,598	8,772	$100,000
Shares issued on reinvestment	16	159	—	—
Net increase	1,391	$13,757	8,772	$100,000

Class I
Shares sold	30,343	$276,226	8,772	$100,000
Shares issued on reinvestment	512	5,164	—	—
Shares repurchased	(1,311)	(13,454)	—	—
Net increase	29,544	$267,936	8,772	$100,000

Class IS4
Shares sold	—	—	8,772	$100,000
Shares repurchased	(8,772)	$(87,281)	—	—
Net increase (decrease)	(8,772)	$(87,281)	8,772	$100,000

Retirement 2035
Class A
Shares sold	23,167	$219,019	8,772	$100,000
Shares issued on reinvestment	145	1,429	—	—
Shares repurchased	(831)	(8,188)	—	—
Net increase	22,481	$212,260	8,772	$100,000

Class C
Shares sold	105,768	$959,551	10,311	$111,598
Shares issued on reinvestment	608	5,999	—	—
Shares repurchased	(30,935)	(292,475)	—	—
Net increase	75,441	$673,075	10,311	$111,598

Class FI
Shares sold	—	—	43,860	$500,000
Net increase	—	—	43,860	$500,000

Class R
Shares sold	15	$145	8,772	$100,000
Net increase	15	$145	8,772	$100,000

Class I
Shares sold	52,712	$494,080	8,772	$100,000
Shares issued on reinvestment	922	9,089	—	—
Shares repurchased	(4,957)	(48,021)	—	—
Net increase	48,677	$455,148	8,772	$100,000

124	Legg Mason Target Retirement Series 2010 Annual Report

	Year Ended January 31, 2010		Period Ended January 31, 2009†
	Shares	Amount	Shares	Amount
Retirement 2035 continued
Class IS5
Shares sold	—	—	8,772	$100,000
Shares repurchased	(8,772)	$(84,211)	—	—
Net increase (decrease)	(8,772)	$(84,211)	8,772	$100,000

Retirement 2040
Class A
Shares sold	946	$9,093	8,772	$100,000
Shares issued on reinvestment	12	116	—	—
Shares repurchased	(5)	(42)	—	—
Net increase	953	$9,167	8,772	$100,000

Class C
Shares sold	79,014	$679,171	9,721	$106,921
Shares issued on reinvestment	302	2,986	—	—
Shares repurchased	(35,415)	(321,547)	—	—
Net increase	43,901	$360,610	9,721	$106,921

Class FI
Shares sold	—	—	43,860	$500,000
Net increase	—	—	43,860	$500,000

Class R
Shares sold	388	$3,718	8,772	$100,000
Shares issued on reinvestment	3	37	—	—
Shares repurchased	(17)	(152)	—	—
Net increase	374	$3,603	8,772	$100,000

Class I
Shares sold	33,689	$295,694	8,772	$100,000
Shares issued on reinvestment	519	5,160	—	—
Shares repurchased	(1,369)	(12,992)	—	—
Net increase	32,839	$287,862	8,772	$100,000

Class IS6
Shares sold	—	—	8,772	$100,000
Shares repurchased	(8,772)	$(82,632)	—	—
Net increase (decrease)	(8,772)	$(82,632)	8,772	$100,000

Retirement 2045
Class A
Shares sold	8,264	$69,937	8,772	$100,000
Shares issued on reinvestment	83	827	—	—
Shares repurchased	(3,607)	(34,408)	—	—
Net increase	4,740	$36,356	8,772	$100,000

Class C
Shares sold	64,936	$585,663	9,309	$103,900
Shares issued on reinvestment	234	2,324	—	—
Shares repurchased	(25,428)	(236,202)	—	—
Net increase	39,742	$351,785	9,309	$103,900

Class FI
Shares sold	—	—	43,860	$500,000
Net increase	—	—	43,860	$500,000

Legg Mason Target Retirement Series 2010 Annual Report	125

Notes to financial statements (cont’d)

	Year Ended January 31, 2010		Period Ended January 31, 2009†
	Shares	Amount	Shares	Amount
Retirement 2045 continued
Class R
Shares sold	835	$8,068	8,772	$100,000
Shares issued on reinvestment	9	88	—	—
Net increase	844	$8,156	8,772	$100,000

Class I
Shares sold	20,544	$185,673	8,772	$100,000
Shares issued on reinvestment	307	3,051	—	—
Shares repurchased	(1,790)	(16,686)	—	—
Net increase	19,061	$172,038	8,772	$100,000

Class IS7
Shares sold	—	—	8,772	$100,000
Shares repurchased	(8,772)	$(85,702)	—	—
Net increase (decrease)	(8,772)	$(85,702)	8,772	$100,000

Retirement 2050
Class A
Shares sold	4,708	$44,547	10,650	$114,294
Shares issued on reinvestment	72	703	28	211
Shares repurchased	(34)	(324)	(28)	(207)
Net increase	4,746	$44,926	10,650	$114,298

Class C
Shares sold	39,189	$349,984	10,208	$110,030
Shares issued on reinvestment	233	2,300	—	—
Shares repurchased	(12,623)	(113,948)	—	—
Net increase	26,799	$238,336	10,208	$110,030

Class FI
Shares sold	—	—	43,860	$500,000
Net increase	—	—	43,860	$500,000

Class R
Shares sold	920	$8,877	8,772	$100,000
Shares issued on reinvestment	10	102	—	—
Net increase	930	$8,979	8,772	$100,000

Class I
Shares sold	8,636	$77,654	8,772	$100,000
Shares issued on reinvestment	131	1,302	—	—
Shares repurchased	(919)	(8,885)	—	—
Net increase	7,848	$70,071	8,772	$100,000

Class IS8
Shares sold	—	—	8,772	$100,000
Shares repurchased	(8,772)	$(83,947)	—	—
Net increase (decrease)	(8,772)	$(83,947)	8,772	$100,000

Retirement Fund
Class A
Shares sold	10,555	$119,270	8,772	$100,000
Shares issued on reinvestment	376	4,197	—	—
Shares repurchased	(82)	(909)	—	—
Net increase	10,849	$122,558	8,772	$100,000

126	Legg Mason Target Retirement Series 2010 Annual Report

	Year Ended January 31, 2010		Period Ended January 31, 2009†
	Shares	Amount	Shares	Amount
Retirement Fund continued
Class C
Shares sold	57,314	$589,669	9,393	$105,451
Shares issued on reinvestment	1,158	12,901	—	—
Shares repurchased	(19,674)	(213,851)	—	—
Net increase	38,798	$388,719	9,393	$105,451

Class FI
Shares sold	—	—	43,860	$500,000
Net increase	—	—	43,860	$500,000

Class R
Shares sold	—	—	8,772	$100,000
Net increase	—	—	8,772	$100,000

Class I
Shares sold	3,925	$42,108	8,772	$100,000
Shares issued on reinvestment	154	1,719	—	—
Net increase	4,079	$43,827	8,772	$100,000

Class IS9
Shares sold	—	—	8,772	$100,000
Shares repurchased	(8,772)	$(98,246)	—	—
Net increase (decrease)	(8,772)	$(98,246)	8,772	$100,000

†	For the period August 29, 2008 (inception date) to January 31, 2009.

[1]	Class IS shares were fully redeemed on September 17, 2009.

[2]	Class IS shares were fully redeemed on September 18, 2009.

[3]	Class IS shares were fully redeemed on September 24, 2009.

[4]	Class IS shares were fully redeemed on October 8, 2009.

[5]	Class IS shares were fully redeemed on September 29, 2009.

[6]	Class IS shares were fully redeemed on October 5, 2009.

[7]	Class IS shares were fully redeemed on October 12, 2009.

[8]	Class IS shares were fully redeemed on October 6, 2009.

[9]	Class IS shares were fully redeemed on September 28, 2009.

8. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal year ended January 31, 2010 was as follows:

	Retirement 2015	Retirement 2020	Retirement 2025
Distributions paid from:
Ordinary income	$41,800	$39,500	$36,950

	Retirement 2030	Retirement 2035	Retirement 2040
Distributions paid from:
Ordinary income	$31,300	$27,000	$17,800

	Retirement 2045	Retirement 2050	Retirement Fund
Distributions paid from:
Ordinary income	$15,700	$15,150	$49,000

The tax character of distributions paid during the fiscal period ended January 31, 2009 was as follows:
	Retirement 2015	Retirement 2020	Retirement 2025
Distributions paid from:
Ordinary income	$17,600	$15,500	$15,000

Legg Mason Target Retirement Series 2010 Annual Report	127

Notes to financial statements (cont’d)

	Retirement 2030		Retirement 2035		Retirement 2040
Distributions paid from:
Ordinary income	$14,500		$12,000		$10,500

	Retirement 2045		Retirement 2050		Retirement Fund
Distributions paid from:
Ordinary income	$11,000		$10,000		$23,500

As of January 31, 2010, the components of accumulated earnings on a tax basis were as follows:
	Retirement 2015		Retirement 2020		Retirement 2025
Undistributed ordinary income — net	$1,169		$1,009		$681
Capital loss carryforward*	(34,094)		(34,764)		(28,270)
Other book/tax temporary differences	(1,152)	(a)	(1,081)	(a)	(926)	(a)
Unrealized appreciation/(depreciation)	48,496	(c)	66,160	(c)	21,203	(c)
Total accumulated earnings / (losses) — net	$14,419		$31,324		$(7,312)

	Retirement 2030		Retirement 2035		Retirement 2040
Undistributed ordinary income — net	$470		—		—
Capital loss carryforward*	(59,549)		$(49,118)		$(44,568)
Other book/tax temporary differences	(1,285)	(b)	(1,992)	(b)	(1,210)	(b)
Unrealized appreciation/(depreciation)	82,830	(c)	(62,282)	(c)	(35,306)	(c)
Total accumulated earnings / (losses) — net	$22,466		$(113,392)		$(81,084)

	Retirement 2045		Retirement 2050		Retirement Fund
Undistributed ordinary income — net	—		—		$1,693
Capital loss carryforward*	$(46,525)		$(66,155)		(21,248)
Other book/tax temporary differences	(657)	(a)	(701)	(b)	(1,287)	(b)
Unrealized appreciation / (depreciation)	(69,357)	(c)	(68,591)	(c)	44,206	(c)
Total accumulated earnings / (losses) — net	$(116,539)		$(135,447)		$23,364
* As of January 31, 2010, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Retirement 2015	Retirement 2020	Retirement 2025	Retirement 2030	Retirement 2035
1/31/2017	$(4,014)	$(4,218)	$(547)	$(1,684)	$(407)
1/31/2018	(30,080)	(30,546)	(27,723)	(57,865)	(48,711)
	$(34,094)	$(34,764)	$(28,270)	$(59,549)	$(49,118)

Year of Expiration	Retirement 2040	Retirement 2045	Retirement 2050	Retirement Fund
1/31/2017	$(425)	$(425)	$(425)	$(2,870)
1/31/2018	(44,143)	(46,100)	(65,730)	(18,378)
	$(44,568)	$(46,525)	$(66,155)	$(21,248)

These amounts will be available to offset any future taxable capital gains.

(a)	Other book/tax temporary differences are attributable primarily to the book/tax differences in the timing of the deductibility of various expenses.

(b)

Other book/tax temporary differences are attributable primarily to the deferral of post-October capital losses for tax purposes and book/tax differences in the timing of the deductibility of various expenses.

(c)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

128	Legg Mason Target Retirement Series 2010 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Equity Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Legg Mason Target Retirement 2015 (formerly Legg Mason Partners Target Retirement 2015), Legg Mason Target Retirement 2020 (formerly Legg Mason Partners Target Retirement 2020), Legg Mason Target Retirement 2025 (formerly Legg Mason Partners Target Retirement 2025), Legg Mason Target Retirement 2030 (formerly Legg Mason Partners Target Retirement 2030), Legg Mason Target Retirement 2035 (formerly Legg Mason Partners Target Retirement 2035), Legg Mason Target Retirement 2040 (formerly Legg Mason Partners Target Retirement 2040), Legg Mason Target Retirement 2045 (formerly Legg Mason Partners Target Retirement 2045), Legg Mason Target Retirement 2050 (formerly Legg Mason Partners Target Retirement 2050) and Legg Mason Target Retirement Fund (formerly Legg Mason Partners Target Retirement Fund), each a series of Legg Mason Partners Equity Trust, as of January 31, 2010, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from August 29, 2008 (inception date) to January 31, 2009. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodian, the investee funds’ transfer agents, and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050 and Legg Mason Target Retirement Fund as of January 31, 2010, and the results of their operations, changes in their net assets and their financial highlights for the periods described above, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 19, 2010

Legg Mason Target Retirement Series 2010 Annual Report	129

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the investment management agreement between the Trust, on behalf of each of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050, and Legg Mason Target Retirement Fund (each, a “Fund” and collectively, the “Funds”), and Legg Mason Partners Fund Advisor, LLC (the “Manager”), pursuant to which the Manager provides the Fund with investment advisory and administrative services, and the sub-advisory agreement between the Manager and Legg Mason Global Asset Allocation, LLC (the “Sub-Adviser”), with respect to each Fund, pursuant to which the Sub-Adviser provides day-to-day management of the Fund’s portfolio. (The management agreements and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Funds were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Adviser. Included was information about the Manager, the Sub-Adviser and the Funds’ distributor, as well as the management, sub-advisory and distribution arrangements for each Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, as to each Fund, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the funds under the management agreement and sub-advisory agreement

As to each Fund, the Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement, respectively, since the Fund’s inception. The Trustees also considered the Manager’s supervisory activities over the Sub-Adviser. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Sub-Adviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Funds’ senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

130	Legg Mason Target Retirement Series

The Board also considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Adviser.

Fund performance

As to each Fund, the Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target funds with the same target date as the particular Fund or, for Legg Mason Target Retirement Fund, mixed-asset target allocation conservative funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of its Performance Universe was for the period August 29, 2008 (inception date) to June 30, 2009. Each Fund performed below the median for such period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2009, which showed that each Fund’s performance had improved and was higher than the Lipper category average during the third quarter. The Trustees then discussed with representatives of management the portfolio management strategy of the Funds’ portfolio managers and the reasons for the Funds’ underperformance versus the Performance Universe, which was attributable primarily to a higher concentration in equity securities and the poor performance of several underlying funds during the review period. The Trustees noted that the Manager was committed to providing the resources necessary to assist the portfolio managers and improve Fund performance. Based on its review, the Board generally was satisfied with management’s efforts to improve performance going forward. The Board determined to continue to evaluate the Funds’ performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

As to each Fund, the Board reviewed and considered, the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Adviser, respectively. The Board noted that each Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board also noted that the Manager, and not the Fund, pays the sub-advisory fee to the Sub-Adviser and, accordingly, that the retention of the Sub-Adviser does not increase the fees and expenses incurred by the Fund. In addition, because of the Manager’s fee waiver and/or expense reimbursement arrangement that was in effect for the Fund, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (“Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and the Sub-Adviser charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the

Legg Mason Target Retirement Series	131

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Adviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Funds’ distribution arrangements, including how amounts received by the Funds’ distributors are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing each Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of retail front-end load passively managed affiliated mixed-asset target funds with the same target date as the particular Fund or, for Legg Mason Target Retirement Fund, mixed-asset target allocation conservative, growth and moderate funds selected by Lipper as comparable to the particular Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load passively managed affiliated mixed-asset target funds with the same target date as the particular Fund or, for Legg Mason Target Retirement Fund, mixed-asset target allocation conservative, growth and moderate funds (the “Expense Universe”). This information showed that, each Fund’s Contractual Management Fee and Actual Management Fee were lower than the median of management fees paid by the other funds in the Fund’s Expense Group and lower than the average management fee paid by the other funds in the Fund’s Expense Universe. This information also showed that each Fund’s actual total expense ratio was lower than the total expense ratios of the funds in the Fund’s Expense Group and lower than the average total expense ratio of the other funds in the Fund’s Expense Universe. The Trustees noted that the Manager’s fee waiver and/or expense reimbursement arrangement would continue until May 2010.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Funds. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. As to each Fund, the Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

As to each Fund, the Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

As to each Fund, the Board also noted that as the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that, as to each Fund, the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

132	Legg Mason Target Retirement Series

Other benefits to the manager

As to each Fund, the Board considered other benefits received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Funds and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

As to each Fund, based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement for each Fund.

Legg Mason Target Retirement Series	133

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Legg Mason Partners Equity Trust (the “Trust”) are managed under the direction of the Board of Trustees. The current Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”), and executive officers of the Fund, their years of birth, their principal occupations during at least the past five years (their titles may have varied during that period), the number of funds associated with Legg Mason the Trustees oversee, and other board memberships they hold are set forth below. The address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Independent Trustees

Paul R. Ades

Birth year	1940
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Law Firm of Paul R. Ades, PLLC (since 2000)
Number of portfolios in fund complex overseen by Trustee	53
Other board memberships held by Trustee	None

Andrew L. Breech

Birth year	1952
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of portfolios in fund complex overseen by Trustee	53
Other board memberships held by Trustee	None

Dwight B. Crane

Birth year	1937
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of portfolios in fund complex overseen by Trustee	53
Other board memberships held by Trustee	None

Robert M. Frayn, Jr.*

Birth year	1934
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Retired; formerly, President and Director, Book Publishing Co. (1970 to 2002)
Number of portfolios in fund complex overseen by Trustee	53
Other board memberships held by Trustee	None

134	Legg Mason Target Retirement Series

Independent Trustees cont’d

Frank G. Hubbard

Birth year	1937
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	President, Avatar International, Inc. (business development) (since 1998)
Number of portfolios in fund complex overseen by Trustee	53
Other board memberships held by Trustee	None

Howard J. Johnson

Birth year	1938
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	From 1981 to 1998 and 2000 to Present
Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)
Number of portfolios in fund complex overseen by Trustee	53
Other board memberships held by Trustee	None

David E. Maryatt

Birth year	1936
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Private Investor; President and Director, ALS Co. (real estate management and development firm) (since 1992)
Number of portfolios in fund complex overseen by Trustee	53
Other board memberships held by Trustee	None

Jerome H. Miller

Birth year	1938
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during past five years	Retired
Number of portfolios in fund complex overseen by Trustee	53
Other board memberships held by Trustee	None

Ken Miller

Birth year	1942
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	President, Young Stuff Apparel Group, Inc. (apparel manufacturer) division of Li & Fung (since 1963)
Number of portfolios in fund complex overseen by Trustee	53
Other board memberships held by Trustee	None

Legg Mason Target Retirement Series	135

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d

John J. Murphy

Birth year	1944
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Founder and Senior Principal, Murphy Capital Management (investment management) (since 1983)
Number of portfolios in fund complex overseen by Trustee	53
Other board memberships held by Trustee	Director, Nicholas Applegate Institutional Funds (since 2005); Trustee, Consulting Group Capital Markets Funds (since 2002); Trustee, UBS Funds (since 2008); formerly, Director, Atlantic Stewardship Bank (2004 to 2005); formerly, Director, Barclays International Funds Group Ltd. and affiliated companies (1983 to 2003)

Thomas F. Schlafly

Birth year	1948
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	President, The Saint Louis Brewery, Inc. (brewery) (since 1989); Partner, Thompson Coburn LLP (law firm) (since 2009); Of Counsel, Husch Blackwell Sanders LLP (law firm) and its predecessor firms (prior to May 2009)
Number of portfolios in fund complex overseen by Trustee	53
Other board memberships held by Trustee	Director, Citizens National Bank of Greater St. Louis (since 2006)

Jerry A. Viscione

Birth year	1944
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	Retired
Number of portfolios in fund complex overseen by Trustee	53
Other board memberships held by Trustee	None
Interested Trustee

R. Jay Gerken, CFA[3]

Birth year	1951
Position(s) held with Fund[1]	Trustee, President, Chairman, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Managing Director, Legg Mason & Co., LLC; Chairman of the Board and Trustee/Director of 146 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President of LMPFA (since 2006); Chairman, President and Chief Executive Officer (“CEO”) of certain mutual funds associated with Legg Mason, Inc. or its affiliates (since 2006); President and CEO, Smith Barney Fund Management LLC and Chairman, President and CEO, CitiFund Management, Inc. (“CFM”) (formerly registered investment advisers) (since 2002); formerly, Managing Director of Citigroup Global Markets Inc. (1989 to 2006); formerly, Chairman, President and CEO, Travelers Investment Adviser Inc. (2002 to 2005)
Number of portfolios in fund complex overseen by Trustee	133
Other board memberships held by Trustee	Former Trustee, Consulting Group Capital Markets Funds (2002 to 2006)

136	Legg Mason Target Retirement Series

Officers

Kaprel Ozsolak Legg Mason 55 Water Street, New York, NY 10041

Birth year	1965
Position(s) held with Fund[1]	Chief Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during past five years	Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; formerly, Controller of certain mutual funds associated with certain predecessor firms of Legg Mason (2002 to 2004)

Ted P. Becker Legg Mason 620 Eighth Avenue, New York, NY 10018

Birth year	1951
Position(s) held with Fund[1]	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2006
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); formerly, Managing Director of Compliance at CAM or its predecessor (2002 to 2005)

John Chiota Legg Mason 100 First Stamford Place, Stamford, CT 06902

Birth year	1968
Position(s) held with Fund[1]	Chief Anti-Money Laundering Compliance Officer/Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2006/2008
Principal occupation(s) during past five years	Identity Theft Prevention Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2008); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Vice President of Legg Mason or its predecessor (since 2004); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

Robert I. Frenkel Legg Mason 100 First Stamford Place, Stamford, CT 06902

Birth year	1954
Position(s) held with Fund[1]	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2003
Principal occupation(s) during past five years	Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); formerly, Secretary of CFM (2001 to 2004)

Thomas C. Mandia Legg Mason 100 First Stamford Place, Stamford, CT 06902

Birth year	1962
Position(s) held with Fund[1]	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2000
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason (since 2005); formerly, Managing Director and Deputy General Counsel for CAM (1992 to 2005)

Legg Mason Target Retirement Series	137

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Officers cont’d

Steven Frank Legg Mason 55 Water Street, New York, NY 10041

Birth year	1967
Position(s) held with Fund[1]	Controller
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during past five years	Vice President of Legg Mason (since 2002); Controller of certain mutual funds associated with Legg Mason or its predecessors (since 2005); formerly, Assistant Controller of certain mutual funds associated with Legg Mason predecessors (2001 to 2005)

Albert Laskaj Legg Mason 55 Water Street, New York, NY 10041

Birth year	1977
Position(s) held with Fund[1]	Controller
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President of Legg Mason (since 2008); Controller of certain mutual funds associated with Legg Mason (since 2007); formerly, Assistant Controller of certain mutual funds associated with Legg Mason (2005 to 2007); formerly, Accounting Manager of certain mutual funds associated with certain predecessor firms of Legg Mason (2003 to 2005)

[1]	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee or Officer became a Board Member or Officer, as applicable for a fund in the Legg Mason Partners funds complex.

[3]	Mr. Gerken is an “interested person” of the Trust as defined in the 1940 Act because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

*	Mr. Frayn retired from the Board of Trustees effective December 31, 2009.

138	Legg Mason Target Retirement Series

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended January 31, 2010:

	Retirement 2015		Retirement 2020
Record date	6/15/2009	12/29/2009	6/15/2009	12/29/2009
Payable date	6/16/2009	12/30/2009	6/16/2009	12/30/2009
Ordinary income
Qualified dividend income for individuals	95.00%	25.00%	—	20.00%
Dividends qualifying for the dividends received deduction for corporations	58.41%	12.72%	1.93%	16.23%
Interest from federal obligations	2.44%	2.44%	2.22%	2.22%

	Retirement 2025		Retirement 2030
Record date	6/15/2009	12/29/2009	6/15/2009	12/29/2009
Payable date	6/16/2009	12/30/2009	6/16/2009	12/30/2009
Ordinary income
Qualified dividend income for individuals	95.00%	40.00%	95.00%	50.00%
Dividends qualifying for the dividends received deduction for corporations	89.66%	20.86%	90.61%	28.58%
Interest from federal obligations	2.26%	2.26%	1.22%	1.22%

	Retirement 2035		Retirement 2040
Record date	12/29/2009		6/15/2009	12/29/2009
Payable date	12/30/2009		6/16/2009	12/30/2009
Ordinary income
Qualified dividend income for individuals	75.00%		100.00%	80.00%
Dividends qualifying for the dividends received deduction for corporations	40.02%		97.87%	55.16%

	Retirement 2045		Retirement 2050
Record date	12/29/2009		6/15/2009	12/29/2009
Payable date	12/30/2009		6/16/2009	12/30/2009
Ordinary income
Qualified dividend income for individuals	80.00%		100.00%	85.00%
Dividends qualifying for the dividends received deduction for corporations	53.07%		90.11%	50.00%

	Retirement Fund
Record date	6/15/2009	12/29/2009
Payable date	6/16/2009	12/30/2009
Ordinary income
Qualified dividend income for individuals	48.00%	5.00%
Dividends qualifying for the dividends received deduction for corporations	13.43%	1.99%
Interest from federal obligations	2.73%	2.73%		,
The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

Legg Mason Target Retirement Series	139

Legg Mason

Target Retirement Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.*

R. Jay Gerken, CFA Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

*	Mr. Frayn retired from the Board of Trustees effective December 31, 2009.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Legg Mason Global Asset Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc. 2000 Crown Colony Drive

Quincy, Massachusetts 02169

Independent registered public accounting firm

KPMG LLP 345 Park Avenue

New York, New York 10154

Legg Mason Target Retirement Series

Legg Mason Target Retirement 2015

Legg Mason Target Retirement 2020

Legg Mason Target Retirement 2025

Legg Mason Target Retirement 2030

Legg Mason Target Retirement 2035

Legg Mason Target Retirement 2040

Legg Mason Target Retirement 2045

Legg Mason Target Retirement 2050

Legg Mason Target Retirement Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

Legg Mason Target Retirement Series

Legg Mason Funds

55 Water Street

New York, New York 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Fund Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Fund Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Target Retirement Series. This report is not authorized for distribution to prospective investors in the Legg Mason Target Retirement Series unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments. May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011674 3/10 SR10-1052

NOT PART OF THE ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Jerry A. Viscione possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Viscione as the Audit Committee’s financial expert. Mr. Viscione is an “independent” Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending January 31, 2009 and January 31, 2010 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $147,200 in 2009 and 264,100 in 2010.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2009 and $0 in 2010. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings and calculations pursuant to Funds revolving credit for the Legg Mason Partners Equity Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Equity Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to August 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $39,700 in 2009 and $0 in 2010. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) and (c) of this Item 4 for the Legg Mason Partners Equity Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”)

requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2009 and 2010; Tax Fees were 100% and 100% for 2009 and 2010; and Other Fees were 100% and 100% for 2009 and 2010.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $0 in 2010.

(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: March 30, 2010

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: March 30, 2010